-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                    ARGO FUND
                       (formerly Equity Investment Fund)
                       ----------------------------------

SEMIANNUAL REPORT

December 31, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1998
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH ARGO FUND (formerly Equity Investment Fund)
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy slowed to a modest pace in the second half of the year. Inflation fell to 1.5%, personal income rose, and unemployment remained low.
o Lower mortgage rates and declining energy costs boosted consumer purchasing power. Consumer spending rose strongly while the U.S. savings rate fell below zero for the first time in 50 years.
o The Federal Reserve Board lowered interest rates three times in the second half of the year. The federal funds rate, the rate that banks charge each other for overnight loans, came down from 5.5% to 4.75% at year's end.

THE MARKETS
o Equity markets plunged in the third quarter, then reversed direction to make up earlier losses. The S&P 500, a broad measure of common stock performance, gained 9.24% over the six-month period ended December 31, 1998.(1)
o The market rewarded firms with steady earnings growth, and gave the highest valuation to technology leaders and innovators. Large company growth stocks gained 15.22%, as measured by the Russell 1000 Growth Index.(1) Small company growth stocks fell, returning -4.01%, as measured by the Russell 2000 Growth Index.(1)
o U.S. Treasury bonds rallied as the benchmark fell below 5.0% then edged back up at year-end. After three years as market leaders, high-yield bonds lost ground.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1998, State Street Research Argo Fund Class A shares returned -1.90% [does not reflect sales charge].(2) That fell short of the 3.08% gain for the Lipper average growth and income fund. The Fund also underperformed the S&P 500.
o The Fund's emphasis on large-cap value stocks hurt performance as the market was led by a narrow band of large-cap growth stocks which have been bid up to very high levels after a brief period of sharp volatility.
o Difficult economic conditions abroad affected both the demand for and the prices of products of energy, financial and cyclical companies, which account for a significant portion of the Fund's investments.

CURRENT STRATEGY
o The Fund is currently invested in large, domestic companies trading at attractive valuations relative to their normal earning power.
o We believe the Fund's investments have the potential to perform well when the valuation gap closes between them and richly-priced, large-cap growth companies.

December 31, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large company index) that show above-average growth. The Russell 2000 Growth Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above-average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -2.24% for Class B shares; -2.24% for Class C shares; -1.78% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1998)
------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3) (4)
------------------------------------------------------------------------------
                   LIFE OF FUND
                   (since 8/25/86)     10 YEARS      5 YEARS        1 YEAR
---------------------------------------------------------------------------
Class A               13.63%          15.30%        17.06%           11.65%
---------------------------------------------------------------------------
Class B               13.70%          15.40%        17.12%           11.06%
---------------------------------------------------------------------------
Class C               13.71%          15.40%        17.33%           15.18%
---------------------------------------------------------------------------
Class S               14.21%          16.03%        18.49%           17.15%
---------------------------------------------------------------------------

The performance data shown above do not reflect an increase in the maximum Class A sales charge from 4.5% to 5.75%, effective as of 1/1/99. At the new, higher Class A sales charge, the performance would have been lower. Assuming the increased sales charge was in effect, performance would have been as follows:

                   LIFE OF FUND
                   (since 8/25/86)      10 YEARS       5 YEARS       1 YEAR
---------------------------------------------------------------------------
Class A                   13.50%          15.15%        16.75%       10.19%

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 BURLINGTON RESOURCES Oil & gas exploration                          3.1%
 2 AT&T Telecommunications                                             3.0%
 3 BANKAMERICA Banking                                                 3.0%
 4 EXXON Oil                                                           2.8%
 5 CITIGROUP Financial services                                        2.7%
 6 ACE Insurance                                                       2.6%
 7 AMOCO Oil                                                           2.3%
 8 FORT JAMES Paper products                                           2.3%
 9 UNUM Insurance                                                      2.3%
10 FLEET FINANCIAL GROUP Banking                                       2.3%

These securities represent an aggregate of 26.4% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 EQUITY INDUSTRIES
(by percentage of net assets)

OIL                      15.2%
INSURANCE                14.0%
BANK                      9.3%
CHEMICAL                  8.7%
TELEPHONE                 7.4%

Total: 54.6%

STATE STREET RESEARCH ARGO FUND
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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
December 31, 1998 (Unaudited)


------------------------------------------------------------------------------
                                                                     VALUE
                                                      SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.2%
BASIC INDUSTRIES 17.9%
CHEMICAL 8.7%
Air Products & Chemicals, Inc. .................     110,000      $  4,400,000
Dow Chemical Co. ...............................      33,000         3,000,938
E.I. Du Pont De Nemours & Co. ..................      34,100         1,809,431
PPG Industries Inc. ............................      64,900         3,780,425
Rohm & Haas Co. ................................     140,700         4,238,587
                                                                  ------------
                                                                    17,229,381
                                                                  ------------
DIVERSIFIED 2.0%
Minnesota Mining & Manufacturing Co. ...........      55,900         3,975,887
                                                                  ------------
ELECTRICAL EQUIPMENT 3.6%
Cooper Industries Inc. .........................      62,000         2,956,625
Honeywell Inc. .................................      54,400         4,097,000
                                                                  ------------
                                                                     7,053,625
                                                                  ------------
FOREST PRODUCT 2.3%
Fort James Corp. ...............................     114,000         4,560,000
                                                                  ------------
RAILROAD 1.3%
Norfolk Southern Corp. .........................      83,000         2,630,063
                                                                  ------------
Total Basic Industries .........................                    35,448,956
                                                                  ------------
CONSUMER CYCLICAL 7.5%
AUTOMOTIVE 1.0%
General Motors Corp. ...........................      28,300         2,025,219
                                                                  ------------
RECREATION 0.5%
Mattel Inc. ....................................      44,100         1,006,031
                                                                  ------------
RETAIL TRADE 6.0%
Cendant Corp.* .................................     161,100         3,070,969
Dayton Hudson Corp. ............................       9,400           509,950
Federated Department Stores Inc.* ..............      97,700         4,256,056
May Department Stores Co. ......................      66,700         4,027,013
                                                                  ------------
                                                                    11,863,988
                                                                  ------------
Total Consumer Cyclical ........................                    14,895,238
                                                                  ------------
CONSUMER STAPLE 14.1%
BUSINESS SERVICE 2.1%
Browning-Ferris Industries Inc. ................     148,300         4,217,281
                                                                  ------------
FOOD & BEVERAGE 3.6%
Archer Daniels Midland Co. .....................     240,800         4,138,750
Sara Lee Corp. .................................     108,200         3,049,888
                                                                  ------------
                                                                     7,188,638
                                                                  ------------
HOSPITAL SUPPLY 4.1%
Aetna Inc. .....................................      46,500         3,656,062
Columbia/HCA Healthcare Corp. ..................     178,300         4,412,925
                                                                  ------------
                                                                     8,068,987
                                                                  ------------
PRINTING & PUBLISHING 2.2%
Tribune Co. ....................................      66,200         4,369,200
                                                                  ------------
TOBACCO 2.1%
Philip Morris Companies, Inc. ..................      75,300         4,028,550
                                                                  ------------
Total Consumer Staple ..........................                    27,872,656
                                                                  ------------
ENERGY 15.2%
OIL 15.2%
Amoco Corp. ....................................      76,900      $  4,642,837
Anadarko Petroleum Corp. .......................      34,100         1,052,838
Burlington Resources Inc. ......................     171,500         6,141,844
Conoco Inc. Cl. A ..............................     195,800         4,087,325
Exxon Corp. ....................................      77,000         5,630,625
Tosco Corp. ....................................      93,700         2,424,487
Total SA Cl. B ADR .............................      39,500         1,965,125
Unocal Corp. ...................................     141,700         4,135,869
                                                                  ------------
                                                                    30,080,950
                                                                  ------------
Total Energy ...................................                    30,080,950
                                                                  ------------
FINANCE 24.9%
BANK 9.3%
Bank One Corp. .................................      79,000         4,033,937
BankAmerica Corp. ..............................      98,903         5,946,543
Fleet Financial Group Inc. .....................     100,900         4,508,969
Mellon Bank Corp. ..............................      58,200         4,001,250
                                                                  ------------
                                                                    18,490,699
                                                                  ------------
FINANCIAL SERVICE 1.6%
CIT Group Inc. Cl. A ...........................      96,700         3,076,269
                                                                  ------------
INSURANCE 14.0%
Ace Ltd. .......................................     150,000         5,165,625
Allstate Corp. .................................     107,700         4,159,912
Chubb Corp. ....................................      65,600         4,255,800
Citigroup, Inc. ................................     108,450         5,368,275
Saint Paul Companies, Inc. .....................     122,600         4,260,350
UNUM Corp. .....................................      77,600         4,529,900
                                                                  ------------
                                                                    27,739,862
                                                                  ------------
Total Finance ..................................                    49,306,830
                                                                  ------------
SCIENCE & TECHNOLOGY 4.9%
AEROSPACE 2.2%
Raytheon Co. Cl. B* ............................      80,500         4,286,625
                                                                  ------------
COMPUTER SOFTWARE & SERVICE 0.6%
First Data Corp. ...............................      38,000         1,204,125
                                                                  ------------
OFFICE EQUIPMENT 2.1%
International Business Machines Corp. ..........      22,100         4,082,975
                                                                  ------------
Total Science & Technology .....................                     9,573,725
                                                                  ------------
UTILITY 14.7%
ELECTRIC 7.3%
FPL Group Inc. .................................      55,800         3,438,675
Pacificorp .....................................     148,400         3,125,675
Texas Utilities Co. ............................      83,400         3,893,738
Unicom Corp. ...................................     105,400         4,064,487
                                                                  ------------
                                                                    14,522,575
                                                                  ------------
TELEPHONE 7.4%
AT&T Corp. .....................................      79,300         5,967,325
Bell Atlantic Corp. ............................      84,900         4,499,700
U.S. West Inc. .................................      63,100         4,077,838
                                                                  ------------
                                                                    14,544,863
                                                                  ------------
Total Utility ..................................                    29,067,438
                                                                  ------------
Total Common Stocks (Cost $170,019,175) ........                   196,245,793
                                                                  ------------

SHORT-TERM INVESTMENTS 3.3%
State Street Navigator Securities
  Lending Prime Portfolio ......................   6,565,514      $  6,565,514
                                                                  ------------
Total Short-Term Investments (Cost $6,565,514) .                     6,565,514
                                                                  ------------
Total Investments (Cost $176,584,689) - 102.5% .                   202,811,307
Other Assets, Less Liabilities - (2.5%) ........                    (4,975,201)
                                                                  ------------
Net Assets - 100.0% ............................                  $197,836,106
                                                                  ============

Federal Income Tax Information:
At December 31, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes
  of $176,623,444 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost .......        29,501,922
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value .......        (3,314,059)
                                                                  ------------
                                                                  $ 26,187,863
                                                                  ============
------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $176,584,689) (Note 1) .............  $202,811,307
Receivable for securities sold .................................     3,853,154
Receivable for Fund shares sold ................................       560,448
Dividends and interest receivable ..............................       427,180
Receivable from Distributor (Note 3) ...........................        12,301
Other assets ...................................................        43,506
                                                                  ------------
                                                                   207,707,896
LIABILITIES
Payable for collateral received on securities loaned ...........     6,565,514
Payable to custodian ...........................................     2,537,985
Accrued transfer agent and shareholder services (Note 2)               265,447
Payable for fund shares redeemed ...............................       231,764
Accrued management fee (Note 2) ................................       113,577
Accrued distribution and service fees (Note 5) .................        66,547
Accrued trustees' fees (Note 2) ................................        33,160
Other accrued expenses .........................................        57,796
                                                                  ------------
                                                                     9,871,790
                                                                  ------------
NET ASSETS                                                        $197,836,106
                                                                  ============
Net Assets consist of:
  Undistributed net investment income ..........................  $    118,948
  Unrealized appreciation of investments .......................    26,226,618
  Accumulated net realized gain ................................    23,090,432
  Paid-in capital ..............................................   148,400,108
                                                                  ------------
                                                                  $197,836,106
                                                                  ============
Net Asset Value and redemption price per share of
  Class A shares ($73,214,034 / 3,827,921 shares) ..............        $19.13
                                                                        ======
Maximum Offering Price per share of Class A shares
  ($19.13 / .955) ..............................................        $20.03
                                                                        ======
Net Asset Value and offering price per share of
  Class B shares ($57,568,404 / 3,084,948 shares)* .............        $18.66
                                                                        ======
Net Asset Value and offering price per share of
  Class C shares ($1,866,445 / 99,961 shares)* .................        $18.67
                                                                        ======
Net Asset Value, offering price and redemption price per
  share of Class S shares ($65,187,223 / 3,413,631 shares) .....        $19.10
                                                                        ======

------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
Dividends ................................................     $   1,644,474
Interest (Note 1) ........................................           162,393
                                                               -------------
                                                                   1,806,867
EXPENSES
Management fee (Note 2) ..................................           693,270
Transfer agent and shareholder services (Note 2) .........           281,501
Custodian fee ............................................            76,010
Registration fees ........................................            22,653
Reports to shareholders ..................................            19,456
Trustee's fees (Note 2) ..................................            19,072
Audit fee ................................................            14,080
Service fee - Class A (Note 5) ...........................            90,964
Distribution and service fees - Class B (Note 5) .........           271,044
Distribution and service fees - Class C (Note 5) .........             8,361
Legal fees ...............................................             3,328
Miscellaneous ............................................             4,623
                                                               -------------
                                                                   1,504,362
Expenses borne by the Distributor (Note 3) ...............           (51,868)
Fees paid indirectly (Note 2) ............................           (12,199)
                                                               -------------
                                                                   1,440,295
                                                               -------------

Net investment income ....................................           366,572
                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) .........        27,342,394
Net unrealized depreciation of investments ...............       (34,105,370)
                                                               -------------
Net loss on investments ..................................        (6,762,976)
                                                               -------------
Net decrease in net assets resulting from operations .....     $  (6,396,404)
                                                               =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                  YEAR ENDED         DECEMBER 31, 1998
                                                                JUNE 30, 1998           (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................    $      525,350          $      366,572
Net realized gain on investments ............................        29,310,326              27,342,394
Net unrealized appreciation (depreciation) of investments ...        18,055,536             (34,105,370)
                                                                 --------------          --------------
Net increase (decrease) resulting from operations ...........        47,891,212              (6,396,404)
                                                                 --------------          --------------
Dividends from net investment income:
  Class A ...................................................          (164,598)                (76,804)
  Class S ...................................................          (478,254)               (170,820)
                                                                 --------------          --------------
                                                                       (642,852)               (247,624)
                                                                 --------------          --------------
Distributions from net realized gains:
  Class A ...................................................        (8,192,653)             (7,384,171)
  Class B ...................................................        (4,307,362)             (5,516,923)
  Class C ...................................................          (267,380)               (158,506)
  Class S ...................................................       (12,448,041)             (9,054,570)
                                                                 --------------          --------------
                                                                    (25,215,436)            (22,114,170)
                                                                 --------------          --------------
Net increase (decrease) from Fund share transactions (Note 6)        44,734,317              (6,531,675)
                                                                 --------------          --------------
Total increase (decrease) in net assets                              66,767,241             (35,289,873)
NET ASSETS
Beginning of period .........................................       166,358,738             233,125,979
                                                                 --------------          --------------
End of period (including undistributed net investment income
  of $0 and $118,948, respectively) .........................    $  233,125,979          $  197,836,106
                                                                 ==============          ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 1998

NOTE 1

State Street Research Argo Fund, formerly State Street Research Equity Investment Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Argo Fund, State Street Research Alpha Fund, State Street Research Global Resources Fund and State Street Research Athletes Fund.

The Fund seeks to achieve long-term growth of capital and, secondarily, long-term growth of income by investing primarily in common stocks of established companies with above-average prospects for growth.

The Fund offers four classes of shares. Until December 31, 1998 Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Effective January 1, 1999, the Fund began offering Class B(1) shares which are subject to a contingent deferred sales charge on certain redemptions made within six years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it recenves in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1998, the value of the securities loaned and the value of collateral were $6,280,670 and $6,565,514, respectively. During the six months ended December 31, 1998, income from securities lending amounted to $17,669 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1998, the fees pursuant to such agreement amounted to $693,270.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1998, the amount of such shareholder servicing and account maintenance expenses was $166,560.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1998 the Fund's transfer agent fees were reduced by $12,199 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,072 during the six months ended December 31, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $51,868.

NOTE 4

For the six months ended December 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $170,883,124 and $193,543,272, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1998, fees pursuant to such plan amounted to $90,964, $271,044 and $8,361 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $12,435 and $74,152, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $241,733 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $47,659 and $1,122 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                            SIX MONTHS ENDED
                                        YEAR ENDED                          DECEMBER 31, 1998
                                       JUNE 30, 1998                           (UNAUDITED)
                           -------------------------------------  -------------------------------------
CLASS A                         SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold .............           804,843       $  16,069,612            447,924        $  8,792,199
Issued upon reinvestment of:
  Distributions from net
realized gains ..........           436,011           7,978,243            377,796           7,137,865
  Dividends from net
investment income .......             8,147             156,176              3,866              71,865
Shares repurchased ......          (543,128)        (10,895,290)          (514,361)         (9,808,924)
                                -----------       -------------       ------------        ------------
Net increase ............           705,873       $  13,308,741            315,225        $  6,193,005
                                ===========       =============       ============        ============

CLASS B                         SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold .............         1,176,521       $  22,985,589            610,992        $ 11,828,612
Issued upon reinvestment
of distributions from net
realized gains ..........           235,125           4,221,732            293,842           5,422,431
Shares repurchased ......          (266,675)         (5,250,654)          (276,877)         (5,192,681)
                                -----------       -------------       ------------        ------------
Net increase ............         1,144,971       $  21,956,667            627,957        $ 12,058,362
                                ===========       =============       ============        ============

CLASS C                         SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold .............           123,388       $   2,341,959            359,647        $  6,613,486
Issued upon reinvestment
of distributions from net
realized gains ..........            14,256             256,153              7,870             145,219
Shares repurchased ......          (141,471)         (2,560,836)          (348,336)         (6,455,538)
                                -----------       -------------       ------------        ------------
Net increase (decrease) .            (3,827)      $      37,276             19,181        $    303,167
                                ===========       =============       ============        ============

CLASS S                         SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold .............         1,888,511       $  37,815,205            998,652        $ 19,174,216
Issued upon reinvestment of:
  Distributions from net
realized gains ..........           681,187          12,448,029            479,326           9,052,915
  Dividends from net
investment income .......            24,360             475,782              8,745             162,307
Shares repurchased ......        (2,108,363)        (41,307,383)        (2,831,822)        (53,475,647)
                                -----------       -------------       ------------        ------------
Net increase (decrease) .           485,695       $   9,431,633         (1,345,099)       $(25,086,209)
                                ===========       =============       ============        ============

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                          CLASS A
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      14.52             12.44             14.28            17.04           19.68             21.68
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.01              0.08              0.12             0.09            0.06              0.05
  Net realized and
    unrealized gain
    (loss) on investments($)    0.18              2.14              3.38             4.63            4.74             (0.52)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.19              2.22              3.50             4.72            4.80             (0.47)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
   investment income ($)          --             (0.05)            (0.11)           (0.09)          (0.06)            (0.02)
  Distributions from net
   realized gains ($)          (2.27)            (0.33)            (0.63)           (1.99)          (2.74)            (2.06)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (2.27)            (0.38)            (0.74)           (2.08)          (2.80)            (2.08)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   12.44             14.28             17.04            19.68           21.68             19.13
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             0.93             18.34             25.33            30.91           27.62             (1.90) (c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)        29,821            31,174            39,300           55,239          76,151            73,214
Ratio of operating
  expenses to average net
  assets (%)*                   1.50              1.42              1.25             1.25            1.25              1.26 (d)
Ratio of net investment
  income to average net
  assets (%)*                   0.08              0.64              0.79             0.54            0.29              0.46 (d)
Portfolio turnover rate (%)    62.93             47.93             44.44            88.07           81.53             84.06
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.04              0.06              0.03             0.03            0.01              0.00

                                                                          CLASS B
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      14.51             12.36             14.16            16.88           19.42             21.25
                               -----             -----             -----            -----           -----             -----
  Net investment income
   (loss) ($)*                 (0.02)             0.01              0.01            (0.03)          (0.09)            (0.03)
  Net realized and
    unrealized gain
    (loss) on investments($)    0.14              2.12              3.34             4.56            4.66             (0.50)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.12              2.13              3.35             4.53            4.57             (0.53)
                               -----             -----             -----            -----           -----             -----
  Distributions from net
    realized gains ($)         (2.27)            (0.33)            (0.63)           (1.99)          (2.74)            (2.06)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (2.27)            (0.33)            (0.63)           (1.99)          (2.74)            (2.06)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   12.36             14.16             16.88            19.42           21.25             18.66
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             0.37             17.70             24.39            29.91           26.67             (2.24) (c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)           4,029             5,933            13,129           25,478          52,211            57,568
Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             2.00            2.00              2.01 (d)
Ratio of net investment
  income (loss) to
  average net assets (%)*      (0.39)             0.08              0.05            (0.20)          (0.46)            (0.27) (d)
Portfolio turnover rate (%)    62.93             47.93             44.44            88.07           81.53             84.06

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.04              0.06              0.03             0.03            0.01              0.00
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                          CLASS C
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994             1995(a)          1996(a)          1997(a)         1998(a)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      14.51             12.36             14.15            16.87           19.41             21.26
                               -----             -----             -----            -----           -----             -----
  Net investment income
(loss) ($)*                    (0.05)             0.01              0.01            (0.03)          (0.09)            (0.02)

  Net realized and
    unrealized gain
    (loss) on investments ($)   0.17              2.11              3.34             4.56            4.68             (0.51)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.12              2.12              3.35             4.53            4.59             (0.53)
                               -----             -----             -----            -----           -----             -----
  Distributions from net
realized gains ($)             (2.27)            (0.33)            (0.63)           (1.99)          (2.74)            (2.06)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (2.27)            (0.33)            (0.63)           (1.99)          (2.74)            (2.06)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   12.36             14.15             16.87            19.41           21.26             18.67
                               =====             =====             =====            =====           =====             =====
Total return(b) ($)             0.45             17.53             24.40            29.93           26.80             (2.24) (c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)             551               699               931            1,642           1,718             1,866
Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             2.00            2.00              2.01 (d)
Ratio of net investment
  income (loss) to
  average net assets (%)*      (0.41)             0.08              0.04            (0.19)          (0.43)            (0.25) (d)
Portfolio turnover rate (%)    62.93             47.93             44.44            88.07           81.53             84.06

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.06              0.06              0.03             0.03            0.01              0.00

                                                                          CLASS S
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      14.51             12.48             14.27            17.03           19.66             21.65
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.07              0.14              0.17             0.13            0.11              0.06
  Net realized and
    unrealized gain
    (loss) on investments($)    0.17              2.15              3.37             4.62            4.73             (0.51)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.24              2.29              3.54             4.75            4.84             (0.45)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
   investment income ($)          --             (0.17)            (0.15)           (0.13)          (0.11)            (0.04)
  Distributions from net
   realized gains ($)          (2.27)            (0.33)            (0.63)           (1.99)          (2.74)            (2.06)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (2.27)            (0.50)            (0.78)           (2.12)          (2.85)            (2.10)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   12.48             14.27             17.03            19.66           21.65             19.10
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             1.41             18.83             25.66            31.19           27.90             (1.78) (c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)          32,991            50,503            70,177           83,999         103,046            65,187
Ratio of operating
  expenses to average net
  assets (%)*                   1.00              1.00              1.00             1.00            1.00              1.01 (d)
Ratio of net investment
  income to average net
  assets (%)*                   0.59              1.09              1.06             0.77            0.55              0.65 (d)
Portfolio turnover rate(%)     62.93             47.93             44.44            88.07           81.53             84.06

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.06              0.06              0.03             0.03            0.01              0.00
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH ARGO FUND
-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
-------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ARGO FUND                                  Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President
DISTRIBUTOR                                F. GARDNER JACKSON, JR.                PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       THOMAS P. MOORE, JR.                   Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       BRIAN P. O'DELL                        State University
State Street Research                      Vice President
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              DANIEL J. RICE III                     Former Vice Chairman of the
Boston, MA 02266-8408                      Vice President                         Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           JAMES M. WEISS
CUSTODIAN                                  Vice President                         EDWARD M. LAMONT
State Street Bank and                                                             Formerly in banking
Trust Company                              JOHN T. WILSON                         (with an affiliate of
225 Franklin Street                        Vice President                         J.P. Morgan & Co. in New York);
Boston, MA 02110                                                                  presently engaged in private
                                           PETER A. ZUGER                         investments and civic affairs
LEGAL COUNSEL                              Vice President
Goodwin, Procter & Hoar LLP                                                       ROBERT A. LAWRENCE
Exchange Place                             GERARD P. MAUS                         Former Partner, Saltonstall & Co.
Boston, MA 02109                           Treasurer
                                                                                  DEAN O. MORTON
                                           JOSEPH W. CANAVAN                      Former Executive Vice President,
                                           Assistant Treasurer                    Chief Operating Officer and
                                                                                  Director, Hewlett-Packard
                                           DOUGLAS A. ROMICH                      Company
                                           Assistant Treasurer
                                                                                  TOBY ROSENBLATT
                                           FRANCIS J. MCNAMARA, III               President,
                                           Secretary and General Counsel          The Glen Ellen Company
                                                                                  Vice President,
                                           DARMAN A. WING                         Founders Investments Ltd.
                                           Assistant Secretary and
                                           Assistant General Counsel              MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                           AMY L. SIMMONS                         Management, Sloan School of
                                           Assistant Secretary                    Management, Massachusetts
                                                                                  Institute of Technology


                                                            -------------------
STATE STREET RESEARCH ARGO FUND                                Bulk Rate
One Financial Center                                          U.S. Postage
Boston, MA 02111                                                  PAID
                                                               PermiT #20
                                                            Holliston, Ma 01746
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032 or
  [hearing-impaired 1-800-676-7876]

Write us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

E-mail us at:
    info@ssrfunds.com


[Graphic Omitted]   STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used as supplemental sales literature, this publication must be preceded or accompanied by a current State Street Research Argo Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after March 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0200)SSR-LD                                   AG-526F-0299

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                   ALPHA FUND
                                  -----------

SEMIANNUAL REPORT

December 31, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1998
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH ALPHA FUND
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

o The U.S. economy slowed to a modest pace in the second half of the year. Inflation fell to 1.5%, personal income rose, and unemployment remained low.
o Lower mortgage rates and declining energy costs boosted consumer purchasing power. Consumer spending rose strongly while the U.S. savings rate fell below zero for the first time in 50 years.
o The Federal Reserve Board lowered interest rates three times in the second half of the year. The federal funds rate, the rate that banks charge each other for overnight loans, came down from 5.5% to 4.75% at year's end.

THE MARKETS
o Equity markets plunged in the third quarter, then reversed direction to make up earlier losses. The S&P 500, a broad measure of common stock performance, gained 9.24% over the six-month period ended December 31, 1998.(1)
o The market rewarded firms with steady earnings growth and gave the highest valuation to technology leaders and innovators. Large company growth stocks gained 15.22%, as measured by the Russell 1000 Growth Index.(1) Small company growth stocks fell, returning a negative 4.01%, as measured by the Russell 2000 Growth Index(1).
o U.S. Treasury bonds rallied as the benchmark fell below 5.0% then edged back up at year-end. After three years as market leaders, high-yield bonds lost ground.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended December 31, 1998, State Street Research Alpha Fund Class A shares returned -5.97% [does not reflect sales charge].(2) The Fund underperformed the Lipper average equity income fund, which gained 1.80%.
o The Fund's disappointing returns were partly the result of a significant divergence in performance between growth and value investment styles, and the outperformance of large stocks over mid- and small-cap stocks.
o A massive stock market sell-off late in the summer, the result of currency and economic woes in Russia, hurt mid-cap value stocks because many of the companies in this segment depend heavily on revenues from overseas markets.
o Investments in utilities, technology, media, communications, and financial stocks contributed positive performance. However, it was overshadowed by weakness in gaming, chemicals, energy, and aerospace stocks. High-yield and convertible bonds also underperformed.

CURRENT STRATEGY
o We continue to avoid companies and industries operating at peak pricing and high levels of capacity utilization.
o Our current focus is on companies that occupy a market niche, have strong management and are attractively priced relative to their cash flows or assets.

December 31, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large company index) that show above-average growth. The Russell 2000 Growth Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above- average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -6.35% for Class B shares; -6.35% for Class C shares; -5.92% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

-----------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1998)
-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-----------------------------------------------------------------------------
                    LIFE OF FUND
                   (SINCE 8/25/86)     10 YEARS       5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                   12.11%          13.66%        14.52%        0.67%
-----------------------------------------------------------------------------
Class B                   12.17%          13.75%        14.55%       -0.29%
-----------------------------------------------------------------------------
Class C                   12.16%          13.75%        14.78%        3.67%
-----------------------------------------------------------------------------
Class S                   12.68%          14.39%        15.93%        5.60%
-----------------------------------------------------------------------------

The performance data shown above do not reflect an increase in the maximum Class A sales charge from 4.5% to 5.75%, effective as of 1/1/99. At the new, higher Class A sales charge, the performance would have been lower. Assuming the increased sales charge was in effect, performance would have been as follows:

                    LIFE OF FUND
                   (SINCE 8/25/86)     10 YEARS       5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                   11.99%          13.51%        14.21%       -0.65%

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 BALL Containers                                                     3.8%
 2 A.C. NIELSON Marketing, information analysis                        3.6%
 3 NATIONAL BANK OF CANADA Banking                                     3.3%
 4 MARK IV INDUSTRIES Power transfer equipment                         2.8%
 5 LAGARDERE Media; defense                                            2.7%
 6 WILLIAMS COMPANIES Gas, petroleum, telecommunications               2.7%
 7 VALASSIS COMMUNICATIONS Newspaper promotions                        2.7%
 8 RSL COMMUNICATIONS Telecommunications                               2.6%
 9 GENCORP Aerospace, auto products                                    2.5%
10 HOLLINGER INTERNATIONAL Newspaper publishing                        2.5%

These securities represent an aggregate of 29.2% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

ASSET ALLOCATION
(by percentage of net assets)

COMMON AND PREFERRED STOCK                   85%
HIGH-YIELD BONDS                             14%
CASH/OTHER                                    1%

STATE STREET RESEARCH ALPHA FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
December 31, 1998 (Unaudited

------------------------------------------------------------------------------
                                                                         VALUE
                                                       SHARES           (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 80.6%
BASIC INDUSTRIES 15.4%
CHEMICAL 4.7%
Cabot Corp. .................................       328,600       $  9,180,262
Cordant Technologies Inc. ...................        95,200          3,570,000
Mississippi Chemical Corp. ..................       425,000          5,950,000
                                                                  ------------
                                                                    18,700,262
                                                                  ------------
DIVERSIFIED 7.7%
Coltec Industries Inc.* .....................       195,000          3,802,500
Johnson Controls Inc. .......................        57,800          3,410,200
Mark IV Industries Inc. .....................       840,195         10,922,535
Ogden Corp. .................................       350,300          8,779,394
Tomkins PLC* ................................       700,000          3,326,134
                                                                  ------------
                                                                    30,240,763
                                                                  ------------
MACHINERY 3.0%
Howmet International Inc.* ..................       600,000          9,675,000
Sundstrand Corp. ............................        38,400          1,992,000
                                                                  ------------
                                                                    11,667,000
                                                                  ------------
Total Basic Industries ......................                       60,608,025
                                                                  ------------
CONSUMER CYCLICAL 9.8%
AUTOMOTIVE 2.5%
Gencorp Inc. ................................       390,000          9,725,625
                                                                  ------------
HOTEL & RESTAURANT 2.7%
Ameriking Inc.* .............................         1,000             40,000
Harrah's Entertainment Inc.* ................       382,800          6,005,175
Mirage Resorts Inc.* ........................       312,500          4,667,969
Motels of America Inc.*+ ....................           500              4,125
                                                                  ------------
                                                                    10,717,269
                                                                  ------------
RECREATION 2.6%
Fox Entertainment Group Inc.* ...............        71,800          1,808,463
GTech Holdings Corp.* .......................       107,900          2,764,937
U.S.A. Networks Inc.* .......................       166,900          5,528,562
                                                                  ------------
                                                                    10,101,962
                                                                  ------------
RETAIL TRADE 2.0%
Hannaford Brothers Co. ......................       150,000          7,950,000
                                                                  ------------
Total Consumer Cyclical .....................                       38,494,856
                                                                  ------------
CONSUMER STAPLE 23.1%
BUSINESS SERVICE 4.9%
A.C. Nielson Corp.* .........................       500,000         14,125,000
Hillenbrand Industries Inc. .................        56,300          3,202,062
Pagemart Nationwide Inc.*+ ..................         1,750              9,844
Safety Kleen Corp. ..........................         1,200             16,950
Viatel Inc.* ................................        18,050            412,894
Waste Management Inc.* ......................        33,200          1,547,950
                                                                  ------------
                                                                    19,314,700
                                                                  ------------
CONTAINER 3.8%
Ball Corp. ..................................       325,000         14,868,750
                                                                  ------------
FOOD & BEVERAGE 1.6%
Keebler Foods Co.* ..........................        89,500          3,367,438
Seven-Up/RC Bottling Co. of Southern
  California* ...............................         8,750            105,000
Whitman Corp. ...............................       114,000          2,892,750
                                                                  ------------
                                                                     6,365,188
                                                                  ------------
HOSPITAL SUPPLY 2.6%
Quorum Health Group Inc.* ...................       350,000       $  4,528,125
Tenet Healthcare Corp. ......................       210,000          5,512,500
                                                                  ------------
                                                                    10,040,625
                                                                  ------------
PRINTING & PUBLISHING 8.7%
Hollinger International, Inc. Cl. A* ........       695,492          9,693,420
Lagardere SCA* ..............................       246,400         10,466,822
Torstar Corp. Cl. B .........................       300,000          3,542,689
Valassis Communications Inc. ................       202,100         10,433,412
                                                                  ------------
                                                                    34,136,343
                                                                  ------------
TOBACCO 1.5%
RJR Nabisco Holdings Corp.* .................        63,700          1,891,094
UST Inc. ....................................       109,700          3,825,787
                                                                  ------------
                                                                     5,716,881
                                                                  ------------
Total Consumer Staple .......................                       90,442,487
                                                                  ------------
ENERGY 2.0%
OIL 2.0%
Conoco Inc. Cl. A ...........................        81,700          1,705,488
Oryx Energy Co. .............................        65,100            874,781
Tosco Corp. .................................        50,000          1,293,750
Unocal Corp. ................................       135,000          3,940,312
                                                                  ------------
                                                                     7,814,331
                                                                  ------------
Total Energy ................................                        7,814,331
                                                                  ------------
FINANCE 14.1%
BANK 5.7%
Bank of New York Inc. .......................        70,000          2,817,500
Mercantile Bankshares Corp. .................        75,000          2,887,500
National Bank of Canada .....................       789,900         12,816,172
Peoples Heritage Financial Group* ...........       120,000          2,400,000
SouthTrust Corp. ............................        42,900          1,584,619
                                                                  ------------
                                                                    22,505,791
                                                                  ------------
FINANCIAL SERVICE 1.0%
Bear Stearns Company Inc. ...................        67,200          2,511,600
Financial Security Assurance Co.* ...........        25,800          1,399,650
                                                                  ------------
                                                                     3,911,250
                                                                  ------------
INSURANCE 7.4%
Ace Ltd. ....................................       167,000          5,751,063
AMBAC Inc. ..................................        88,300          5,314,556
Exel Ltd. Cl. A .............................        91,935          6,895,125
Saint Paul Companies, Inc. ..................       128,600          4,468,850
UNUM Corp. ..................................       110,000          6,421,250
                                                                  ------------
                                                                    28,850,844
                                                                  ------------
Total Finance ...............................                       55,267,885
                                                                  ------------
SCIENCE & TECHNOLOGY 6.3%
ELECTRONIC COMPONENTS 0.9%
Analog Devices Inc.* ........................       110,000          3,451,250
                                                                  ------------
OFFICE EQUIPMENT 5.4%
Lexmark International Group Inc. Cl. A* .....        72,500          7,286,250
Silicon Graphics Inc.* ......................       411,900          5,303,213
Unisys Corp. ................................       252,700          8,702,356
                                                                  ------------
                                                                    21,291,819
                                                                  ------------
Total Science & Technology ..................                       24,743,069
                                                                  ------------
UTILITY 9.9%
ELECTRIC 4.6%
GPU Inc. ....................................       171,500       $  7,578,156
OGE Energy Corp. ............................       140,000          4,060,000
Pinnacle West Capital Corp. .................       150,000          6,356,250
                                                                  ------------
                                                                    17,994,406
                                                                  ------------
NATURAL GAS 2.7%
Williams Companies Inc. .....................       334,998         10,447,750
                                                                  ------------
TELEPHONE 2.6%
Celcaribe SA*+ ..............................        69,918            157,316
RSL Communications Ltd. Cl. A* ..............       345,000         10,177,500
                                                                  ------------
                                                                    10,334,816
                                                                  ------------
Total Utility ...............................                       38,776,972
                                                                  ------------
Total Common Stocks (Cost $258,401,354) .....                      316,147,625
                                                                  ------------
CONVERTIBLE PREFERRED STOCKS & OTHER 4.4%
Advanced Radio Telecom Corp. Wts.* ..........         3,750             28,597
Ameriking Inc. Sr. Exch. Pfd.(*)                     51,622          1,290,550
Clark U.S.A. Inc. Sr. Exch. Pfd.(*) .........           558            449,190
Clearnet Communications Inc. Wts.* ..........         3,300             14,850
Cluett American Corp. Sr. Exch. Pfd.+(*) ....        18,000          1,611,000
Concentric Network Corp. Wts.*+ .............         1,500            223,365
Crown Packaging Holdings Ltd. Wts.*+ ........         2,000              1,150
DECS Trust Exch. Pfd. .......................       204,700          1,919,063
Econophone Inc. Wts.*+ ......................         1,500             15,000
Golden Ocean Group Ltd. Wts.* ...............         2,000              4,000
Granite Broadcasting Corp. Cv. Pfd. .........        10,000            340,000
Heartland Wireless Communications, Inc.
  Wts.*+ ....................................         1,500                 15
ICG Holdings Inc. Exch. Pfd.* ...............           707            714,405
KTI Inc. Exch. Note .........................     1,000,000          1,907,500
Loral Orion Network Systems Inc. Wts.* ......         1,250             12,500
Nextel Communications Inc. Series D
  Exch. Pfd.(*) .............................         1,168          1,156,320
North Atlantic Trading Inc. Sr. Pfd.(*) .....        58,988          1,356,735
NS Group Inc. Wts.* .........................           250             11,875
Pagemart Inc. Wts.*+ ........................         3,450             10,350
Primus Telecommunications Group Wts.* .......           500              6,250
RSL Communications Ltd. Wts.*+ ..............           500             50,000
Salomon Inc. Cv. Pfd.* ......................        45,000          2,058,750
Startec Global Communications Corp. Wts.*+ ..         1,000              1,000
Supermarkets General Holdings Corp.
  Exch. Pfd.(*) .............................        80,000          1,760,000
Viatel Inc. Pfd.(*) .........................         2,958            325,337
Winstar Communications Inc. Cv. Pfd.(*) .....        42,455          1,825,545
Wireless One Inc. Wts.* .....................         1,500                 15
North Atlantic Trading Inc. Wts.*+ ..........            50                 50
                                                                  ------------
Total Convertible Preferred Stocks
   & Other (Cost $17,699,841) ...............                       17,093,412
                                                                  ------------

----------------------------------------------------------------------------------------------------
                                                         PRINCIPAL        MATURITY     VALUE
                                                           AMOUNT           DATE      (NOTE 1)
----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE BONDS 12.7%
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% ..........    $  850,000       8/01/2004        782,000
Ametek Inc. Sr. Note, 7.20% ...........................       500,000       7/15/2008        501,700
Archibald Candy Corp. Sr. Sec. Note, 10.25% ...........     1,250,000       7/01/2004      1,275,000
Ball Corp. Sr. Note, 7.75%+ ...........................       500,000       8/01/2006        525,000
Ball Corp. Sr. Sub. Note, 8.25%+ ......................     1,750,000       8/01/2008      1,833,125
Celcaribe SA Sr. Sec. Note, 13.50% ....................       430,000       3/15/2004        387,000
Cellnet Data Systems Inc. Sr. Note Series B, 0.00% to
  9/30/2002, 14.00% from 10/1/2002 to maturity ........     2,250,000      10/01/2007        495,000
Concentric Network Corp. Sr. Note, 12.75% .............     1,500,000      12/15/2007      1,533,750
Econophone Inc. Sr. Note, 13.50% ......................     1,750,000       7/15/2007      1,793,750
Elgin National Industries Inc. Sr. Note
  Series B, 11.00% ....................................       500,000      11/01/2007        505,000
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ....................     1,500,000       7/15/2004      1,173,750
Envirosource Inc. Note, 9.75% .........................     1,750,000       6/15/2003      1,627,500
First Wave Marine Inc. Sr. Note, 11.00% ...............       250,000       2/01/2008        233,750
Frontier Corp. Sr. Note, 9.125% .......................     1,000,000       2/15/2006        937,500
General Binding Corp. Sr. Note, 9.375% ................       500,000       6/01/2008        495,000
GNI Group Inc. Sr. Note, 10.875% ......................       500,000       7/15/2005        440,000
Golden Ocean Group Ltd. Sr. Note, 10.00% ..............     4,000,000       8/31/2001      1,080,000
Great Central Mines Ltd. Sr. Note, 8.875% .............     1,250,000       4/01/2008      1,253,125
International Shipholding Corp. Sr. Note
  Series B, 7.75% .....................................       500,000      10/15/2007        475,000
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% ...     1,000,000      11/01/2006        930,000
J. Crew Group Inc. Sr. Deb., 0.00% to
  10/14/2002, 13.125% from 10/15/2002 to maturity .....       250,000      10/15/2008        112,500
J. Crew Operating Corp. Sr. Sub. Note, 10.375% ........     1,000,000      10/15/2007        850,000
J. H. Heafner Inc. Sr. Note, 10.00%+ ..................     1,000,000       5/15/2008      1,000,000
J.B. Poindexter Inc. Sr. Note, 12.50% .................     1,750,000       5/15/2004      1,662,500
Johnstown America Industries Inc. Sr. Sub. Note, 11.75%       250,000       8/15/2005        265,000
Joseph E. Seagram & Sons Inc. Sr. Deb., 7.50% .........     1,000,000      12/15/2018      1,005,910
Loehmanns Inc. Sr. Note, 11.875% ......................       500,000       5/15/2003        365,000
Loewen Group International Inc. Sr. Note, 7.60%+ ......     1,000,000       6/01/2008        810,000
Microcell Telecommunications Inc. Sr. Note Series B,
  0.00% to 10/14/2002,11.125% from 10/15/2002 to
  maturity ............................................       625,000      10/15/2007        224,894
NE Restaurant Inc. Sr. Note, 10.75%+ ..................     1,000,000       7/15/2008      1,027,500
North Atlantic Trading Inc. Sr. Note, 11.00% ..........     1,000,000       6/15/2004      1,010,000
Orion Network Systems Inc. Sr. Note, 11.25% ...........       500,000       1/15/2007        490,000
Owens-Illinois Inc. Sr. Deb., 7.50% ...................     2,000,000       5/15/2010      2,038,040
Packaging Resources Inc. Sr. Sec. Note, 11.625% .......       250,000       5/01/2003        262,500
Pagemart Nationwide Inc. Sr. Note, 0.00% to 1/31/2000,
  15.00% from 2/1/2000 to maturity ....................       825,000       2/01/2005        726,000
Phase Metrics Inc. Sr. Note, 10.75% ...................     1,500,000       2/01/2005      1,087,500
Primus Telecommunications Group Inc. Sr. Note, 11.75% .       250,000       8/01/2004        258,750
Real Time Data Inc. Sub. Note, 0.00% to 8/14/2001,
  13.50% from 8/15/2001 to maturity+ ..................     3,490,000       8/15/2006      1,814,800
Rose Hills Co. Sr. Sub. Note, 9.50% ...................     1,500,000      11/15/2004      1,440,000
RSL Communications Ltd. Sr. Note, 12.25% ..............     2,750,000      11/15/2006      2,887,500
Shop Vac Corp. Sr. Sec. Note, 10.625% .................       500,000       9/01/2003        547,500
Silgan Holdings Inc. Sub. Deb., 13.25% ................       279,000       7/15/2006        306,900
Smiths Food & Drug Inc. Note Series 1994 A3, 9.20% ....       500,000       7/02/2018        579,535
Spanish Broadcasting Systems Inc. Sr. Note, 12.50% ....       500,000       6/15/2002        557,500
Startec Global Communications Corp. Sr. Note, 12.00% ..     1,000,000       5/15/2008        870,000
Tenet Healthcare Corp. Sr. Note, 8.00% ................     1,000,000       1/15/2005      1,015,000
Transamerican Energy Corp. Sr. Sec. Note Series B,
  0.00% to 6/14/2000, 13.00% from 6/15/2000 to
  maturity ............................................       500,000       6/15/2002        140,000
Transamerican Energy Corp. Sr. Sec. Note Series B,
  11.50% ..............................................     1,500,000       6/15/2002        435,000
U.S.A. Mobile Communications Inc. Sr. Note, 9.50% .....       800,000       2/01/2004        720,000
Unilab Corp. Sr. Note, 11.00% .........................       750,000       4/01/2006        768,750
Viatel Inc. Sr. Note, 0.00% to 4/14/2003, 12.50% from
  4/15/2003 to maturity ...............................     3,050,000       4/15/2008      1,753,750
Viatel Inc. Sr. Note, 11.25% ..........................     2,750,000       4/15/2008      2,763,750
Westpoint Stevens Inc. Sr. Note, 7.875% ...............     1,750,000       6/15/2008      1,758,750
Wireless One Inc. Sr. Note, 13.00% ....................       750,000      10/15/2003         73,125
                                                                                        ------------
Total Non-Convertible Bonds (Cost $55,303,866) ......................................     49,904,904
                                                                                        ------------
CONVERTIBLE BONDS 1.3%
Crown Resources Corp. Cv. Sub. Deb., 5.75% ............     1,500,000       8/27/2001        975,000
Winstar Communications Inc. Sr. Sub. Cv. Note, 0.00%
  to 10/14/2000, 14.00% from 10/15/2000 to maturity+ ..     2,150,000      10/15/2005      3,010,000
Winstar Equipment Corp. Sr. Sec. Exch. Note, 12.50% ...     1,000,000       3/15/2004      1,005,000
                                                                                        ------------
Total Convertible Bonds (Cost $3,516,668) ...........................................      4,990,000
                                                                                        ------------
COMMERCIAL PAPER 1.1%
American Express Credit Corp., 5.25% ..................     2,953,000       1/04/1999      2,953,000
American Express Credit Corp., 4.00% ..................     1,497,000       1/07/1999      1,497,000
                                                                                        ------------
Total Commercial Paper (Cost $4,450,000) ............................................      4,450,000
                                                                                        ------------
----------------------------------------------------------------------------------------------------
                                                                           SHARES
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 5.1%
State Street Navigator Securities Lending Prime Portfolio ...........      20,154,403     20,154,403
                                                                                        ------------
Total Short-Term Investments (Cost $20,154,403) .....................................     20,154,403
                                                                                        ------------
Total Investments (Cost $359,526,132) - 105.2% ......................................    412,740,344
Cash and Other Assets, Less Liabilities - (5.2%) ....................................    (20,313,066)
                                                                                        ------------
Net Assets - 100.0% .................................................................   $392,427,278
                                                                                        ============

--------------------------------------------------------------------------------------------------
Federal Income Tax Information:
At December 31, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $359,728,382 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost ...............................................   $ 74,353,744
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value ...............................................    (21,341,782)
                                                                                        ------------
                                                                                        $ 53,011,962
                                                                                        ============

------------------------------------------------------------------------------
*   Nonincome-producing securities.
(*) Payments of income may be made in cash or in the form of additional securities.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1998 was $10,514,620 and $12,103,640 (3.08% of net assets), respectively.

Forward currency exchange contracts outstanding at December 31, 1998, are as follows:

                                                                                 UNREALIZED
                                                                CONTRACT        APPRECIATION      DELIVERY
                                            TOTAL VALUE           PRICE        (DEPRECIATION)       DATE
--------------------------------------------------------------------------------------------------------------
Sell Canadian dollars,
  Buy U.S. dollars                              306,898 CAD      0.64842 CAD     $  (1,793)       1/22/99
Sell Canadian dollars,
  Buy U.S. dollars                            5,403,002 CAD      0.64712 CAD       (38,642)       1/29/99
Sell Canadian dollars,
  Buy U.S. dollars                           20,875,134 CAD      0.64895 CAD      (112,899)       3/19/99
Sell French francs,
  Buy U.S. dollars                           37,297,320 FRF      0.18232 FRF        88,730        4/30/99
Sell French francs,
  Buy U.S. dollars                            8,547,916 FRF      0.18088 FRF         8,016        4/30/99
Sell Pound sterling,
  Buy U.S. dollars                            1,743,155 GBP      1.66365 GBP        12,189        4/30/99
                                                                                 ---------
                                                                                  $(44,399)
                                                                                 =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
December 31, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $359,526,132) (Note 1) ....    $  412,740,344
Cash ..................................................            15,387
Receivable for securities sold ........................         9,669,918
Dividends and interest receivable .....................         1,888,518
Receivable for Fund shares sold .......................           414,430
Receivable for open forward contracts .................           108,935
Receivable from Distributor (Note 3) ..................            13,361
Other assets ..........................................            25,296
                                                           --------------
                                                              424,876,189
LIABILITIES
Payable for collateral received on securities loaned ..        20,154,403
Payable for securities purchased ......................        10,104,393
Payable for Fund shares redeemed ......................         1,064,497
Accrued transfer agent and shareholder services
  (Note 2) ............................................           399,653
Accrued management fee (Note 2) .......................           214,863
Accrued distribution and service fees (Note 5) ........           192,797
Payable for open forward contracts ....................           153,334
Accrued trustees' fees (Note 2) .......................            39,956
Other accrued expenses ................................           125,015
                                                           --------------
                                                               32,448,911
                                                           --------------
NET ASSETS                                                 $  392,427,278
                                                           ==============
Net Assets consist of:
  Undistributed net investment income .................    $    1,659,232
  Unrealized appreciation of investments ..............        53,214,212
  Unrealized depreciation of foreign currency and
    forward contracts .................................           (37,834)
  Accumulated net realized loss .......................       (18,446,260)
  Paid-in capital .....................................       356,037,928
                                                           --------------
                                                           $  392,427,278
                                                           ==============

Net Asset Value and redemption price per share of
  Class A shares ($120,247,406 / 8,018,432 shares) ....            $15.00
                                                                   ======
Maximum Offering Price per share of Class A shares
 ($15.00 / .955) ......................................            $15.71
                                                                   ======
Net Asset Value and offering price per share of
  Class B shares ($169,415,376 / 11,343,487 shares)* ..            $14.94
                                                                   ======
Net Asset Value and offering price per share of
  Class C shares ($29,040,544 / 1,948,042 shares)* ....            $14.91
                                                                   ======
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($73,723,952 / 4,918,275 shares) ....................            $14.99
                                                                   ======

--------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $60,868 .................    $  3,422,988
Interest (Note 1) ..........................................       3,608,719
                                                                ------------
                                                                   7,031,707
EXPENSES
Management fee (Note 2) ....................................       1,250,693
Transfer agent and shareholder services (Note 2) ...........         484,133
Service fee-Class A (Note 5) ...............................         146,550
Distribution and service fees-Class B (Note 5) .............         822,821
Distribution and service fees-Class C (Note 5) .............         135,114
Custodian fee ..............................................         115,782
Registration fees ..........................................          81,030
Reports to shareholders ....................................          30,177
Trustees' fees (Note 2) ....................................          24,031
Audit fee ..................................................          15,232
Legal fees .................................................           4,224
Miscellaneous ..............................................           5,966
                                                                ------------
                                                                   3,115,753
Fees paid indirectly (Note 2) ..............................         (16,877)
Expenses borne by the Distributor (Note 3) .................         (70,710)
                                                                ------------
                                                                   3,028,166
                                                                ------------
Net investment income ......................................       4,003,541
                                                                ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized loss on investments (Notes 1 and 4) ...........     (18,125,743)
Net realized loss on foreign currency and forward
  contracts (Note 1) .......................................        (118,555)
                                                                ------------
    Total net realized loss ................................     (18,244,298)
                                                                ------------
Net unrealized depreciation of investments .................     (12,706,195)
Net unrealized depreciation of foreign currency
  and forward contracts ....................................         (33,560)
                                                                ------------
    Total net unrealized depreciation ......................     (12,739,755)
                                                                ------------
Net loss on investments, foreign currency and
  forward contracts ........................................     (30,984,053)
                                                                ------------
Net decrease in net assets resulting from operations            $(26,980,512)
                                                                ============

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                  YEAR ENDED         DECEMBER 31, 1998
                                                                JUNE 30, 1998           (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................      $  5,365,762           $  4,003,541
Net realized gain (loss) on investments, foreign currency and
  forward contracts                                                  30,071,297            (18,244,298)
Net unrealized appreciation (depreciation) of investments,
  foreign currency and forward contracts ....................        32,621,205            (12,739,755)
                                                                   ------------           ------------
Net increase (decrease) resulting from operations ...........        68,058,264            (26,980,512)
                                                                   ------------           ------------
Dividends from net investment income:
  Class A ...................................................        (1,799,241)            (1,133,648)
  Class B ...................................................        (1,117,871)              (940,189)
  Class C ...................................................          (180,265)              (169,704)
  Class S ...................................................        (1,445,033)              (810,218)
                                                                   ------------           ------------
                                                                     (4,542,410)            (3,053,759)
                                                                   ------------           ------------
Distributions from net realized gains:
  Class A ...................................................        (8,828,000)            (4,849,837)
  Class B ...................................................        (9,977,340)            (6,856,725)
  Class C ...................................................        (1,257,633)            (1,115,493)
  Class S ...................................................        (6,735,342)            (3,216,541)
                                                                   ------------           ------------
                                                                    (26,798,315)           (16,038,596)
                                                                   ------------           ------------
Net increase from Fund share
  transactions (Note 6) .....................................       167,523,185             22,140,627
                                                                   ------------           ------------
Total increase (decrease) in net assets .....................       204,240,724            (23,932,240)
NET ASSETS
Beginning of period .........................................       212,118,794            416,359,518
                                                                   ------------           ------------
End of period (including undistributed
  net investment income of $709,450 and $1,659,232,
  respectively) .............................................      $416,359,518           $392,427,278
                                                                   ============           ============

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
------------------------------------------------------------------------------
December 31, 1998

NOTE 1

State Street Research Alpha Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of four separate funds: State Street Research Alpha Fund, State Street Research Argo Fund, State Street Research Global Resources Fund and State Street Research Athletes Fund.

The Fund seeks to provide a high level of current income and, secondarily, long-term growth of capital by investing primarily in common stocks offering above-average dividend yields and in securities convertible into common stocks. The Fund seeks to provide a higher income yield than that of the Standard & Poor's 500 Stock Index. The Fund has authority to invest from time to time in lower rated fixed income securities.

The Fund offers four classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Effective January 1, 1999, the Fund began offering Class B(1) shares which are subject to a contingent deferred sales charge on certain redemptions made within six years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, approved by the Trustees, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain preferred securities held by the Fund pay dividends in the form of additional securities (payment-in-kind securities). Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. Differences between the market value of securities received and the corresponding amounts of income accrued are recorded as adjustments to income. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1998, the value of the securities loaned and the value of collateral were $19,650,370 and $20,154,403, respectively. During the six months ended December 31, 1998, income from securities lending amounted to $82,043 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1998, the fees pursuant to such agreement amounted to $1,250,693.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1998, the amount of such shareholder servicing and account maintenance expenses was $276,780.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1998, the Fund's transfer agent fees were reduced by $16,877 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $24,031 during the six months ended December 31, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $70,710.

NOTE 4

For the six months ended December 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $146,770,631 and $132,863,407, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1998, fees pursuant to such plan amounted to $146,550, $822,821 and $135,114 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $38,017 and $141,232, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $477,736 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $260,619 and $4,139 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
NOTES (cont'd)
------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                  YEAR ENDED                   DECEMBER 31, 1998
                                                 JUNE 30, 1998                     (UNAUDITED)
                                           --------------------------  ----------------------------------
CLASS A                                      SHARES            AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      2,949,813    $ 47,114,911       1,289,610    $ 19,012,877
Issued upon reinvestment of:
  Distributions from net 0realized gains        553,080       8,327,638         312,465       4,596,362
  Dividends from net investment income .        102,726       1,649,472          75,361       1,051,803
Shares repurchased .....................       (925,964)    (14,870,574)     (1,122,087)    (15,966,350)
                                           ------------    ------------    ------------    ------------
Net increase ...........................      2,679,655    $ 42,221,447         555,349    $  8,694,692
                                           ============    ============    ============    ============

CLASS B                                      SHARES            AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      5,798,007    $ 92,300,816       1,990,015    $ 29,457,162
Issued upon reinvestment of:
  Distributions from net realized gains         616,819       9,237,865         438,063       6,408,860
  Dividends from net investment income .         62,427         894,047          64,665         868,673
Shares repurchased .....................       (892,024)    (14,277,520)     (1,594,730)    (22,839,393)
                                           ------------    ------------    ------------    ------------
Net increase ...........................      5,585,229    $ 88,155,208         898,013    $ 13,895,302
                                           ============    ============    ============    ============

CLASS C                                      SHARES            AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      1,104,564    $ 17,816,137         663,651    $  9,806,400
Issued upon reinvestment of:
  Distributions from net realized gains          77,469       1,158,998          70,468       1,028,840
  Dividends from net investment income .         10,006         160,435          11,124         154,499
Shares repurchased .....................       (237,675)     (3,760,763)       (399,913)     (5,707,911)
                                           ------------    ------------    ------------    ------------
Net increase ...........................        954,364    $ 15,374,807         345,330    $  5,281,828
                                           ============    ============    ============    ============

CLASS S                                      SHARES            AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      2,483,912    $ 40,481,661       1,154,040    $ 16,949,107
Issued upon reinvestment of:
  Distributions from net realized gains         447,035       6,734,398         218,567       3,215,116
  Dividends from net investment income .         90,030       1,443,084          58,130         809,821
Shares repurchased .....................     (1,702,870)    (26,887,420)     (1,831,991)    (26,705,239)
                                           ------------    ------------    ------------    ------------
Net increase (decrease) ................      1,318,107    $ 21,771,723        (401,254)   $ (5,731,195)
                                           ============    ============    ============    ============

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                          CLASS A
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)        10.79             10.87             11.70            13.85           14.86             16.80
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.24              0.28              0.23             0.33            0.33              0.18
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               0.25              1.37              2.36             2.90            3.56             (1.21)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.49              1.65              2.59             3.23            3.89             (1.03)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
investment income ($)          (0.26)            (0.28)            (0.28)           (0.28)          (0.28)            (0.14)
  Distributions from net
   realized gains ($)          (0.15)            (0.54)            (0.16)           (1.94)          (1.67)            (0.63)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.41)            (0.82)            (0.44)           (2.22)          (1.95)            (0.77)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
PERIOD ($)                     10.87             11.70             13.85            14.86           16.80             15.00
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             4.30             16.12             22.41            27.45           28.15             (5.97)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)        40,484            37,327            44,464           71,087         125,402           120,247
Ratio of operating
  expenses to average net
  assets (%)*                   1.50              1.42              1.25             1.25            1.24              1.26(d)
Ratio of net investment
  income to average net
  assets (%)*                   2.42              2.55              1.78             2.43            2.06              2.41(d)
Portfolio turnover rate(%)     73.96             67.50            111.13            63.33           52.99             36.31
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts (Note 3) ($)          0.05              0.05              0.03             0.02            0.00              0.00

                                                                          CLASS B
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30
                                                                                                               SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)        10.79             10.86             11.68            13.82           14.81             16.74
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.21              0.21              0.13             0.22            0.21              0.12
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               0.21              1.38              2.36             2.89            3.55             (1.20)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.42              1.59              2.49             3.11            3.76             (1.08)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.20)            (0.23)            (0.19)           (0.18)          (0.16)            (0.09)
  Distributions from net
   realized gains ($)          (0.15)            (0.54)            (0.16)           (1.94)          (1.67)            (0.63)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.35)            (0.77)            (0.35)           (2.12)          (1.83)            (0.72)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.86             11.68             13.82            14.81           16.74             14.94
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             3.79             15.43             21.60            26.45           27.23             (6.35)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)          10,752            16,130            25,543           71,986         174,835           169,415
Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             2.00            1.99              2.01(d)
Ratio of net investment
  income to average net
  assets (%)*                   1.80              1.95              1.05             1.65            1.32              1.65(d)
Portfolio turnover rate (%)    73.96             67.50            111.13            63.33           52.99             36.31

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.07              0.05              0.03             0.02            0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
------------------------------------------------------------------------------

                                                                          CLASS C
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 30                                    SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ($)       10.79             10.86             11.67            13.82           14.79             16.71
                               -----             -----             -----            -----           -----             -----
  Net investment income($)*     0.21              0.22              0.13             0.21            0.21              0.12
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               0.21              1.36              2.37             2.90            3.54             (1.20)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.42              1.58              2.50             3.11            3.75             (1.08)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
   investment income ($)       (0.20)            (0.23)            (0.19)           (0.20)          (0.16)            (0.09)
  Distributions from net
   realized gains ($)          (0.15)            (0.54)            (0.16)           (1.94)          (1.67)            (0.63)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.35)            (0.77)            (0.35)           (2.14)          (1.83)            (0.72)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.86             11.67             13.82            14.79           16.71             14.91
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             3.78             15.33             21.68            26.42           27.23             (6.35)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)           1,280             1,366             1,386            9,592          26,777            29,041
Ratio of operating
  expenses to average net
  assets (%)*                   2.00              2.00              2.00             2.00            1.99              2.01(d)
Ratio of net investment
  income to average net
  assets (%)*                   1.88              1.96              1.03             1.59            1.32              1.65(d)
Portfolio turnover rate (%)    73.96             67.50            111.13            63.33           52.99             36.31
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts (Note 3) ($)          0.06              0.05              0.03             0.01            0.00              0.00

                                                                          CLASS S
                           --------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED JUNE 3                                     SIX MONTHS ENDED
                           -----------------------------------------------------------------------------      DECEMBER 31, 1998
                                1994          1995(a)         1996(a)         1997(a)         1998(a)           (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)      10.79             10.86             11.70            13.85           14.86             16.80
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.33              0.32              0.26             0.36            0.37              0.19
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               0.21              1.39              2.36             2.90            3.56             (1.21)
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                0.54              1.71              2.62             3.26            3.93             (1.02)
                               -----             -----             -----            -----           -----             -----
  Dividends from net
   investment income ($)       (0.32)            (0.33)            (0.31)           (0.31)          (0.32)            (0.16)
  Distributions from net
realized gains ($)             (0.15)            (0.54)            (0.16)           (1.94)          (1.67)            (0.63)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.47)            (0.87)            (0.47)           (2.25)          (1.99)            (0.79)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.86             11.70             13.85            14.86           16.80             14.99
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)             4.84             16.64             22.82            27.75           28.45             (5.92)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
period ($ thousands)          20,266            34,827            39,298           59,453          89,345            73,724

Ratio of operating
  expenses to average net
  assets (%)*                   1.00              1.00              1.00             1.00            0.99              1.01(d)

Ratio of net investment
  income to average net
  assets (%)*                   2.92              2.93              2.03             2.68            2.30              2.65(d)

Portfolio turnover rate
(%)                            73.96             67.50            111.13            63.33           52.99             36.31

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts (Note 3) ($)           0.06              0.05              0.03             0.02            0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH ALPHA FUND

------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ALPHA FUND                                 Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President,
DISTRIBUTOR                                F. GARDNER JACKSON, JR.                PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       THOMAS P. MOORE, JR.                   Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       BRIAN P. O'DELL                        State University
State Street Research                      Vice President
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              DANIEL J. RICE III                     Former Vice Chairman of the
Boston, MA 02266-8408                      Vice President                         Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           JAMES M. WEISS
CUSTODIAN                                  Vice President                         EDWARD M. LAMONT
State Street Bank and                                                             Formerly in banking
Trust Company                              JOHN T. WILSON                         (with an affiliate of
225 Franklin Street                        Vice President                         J.P. Morgan & Co. in New York);
Boston, MA 02110                                                                  presently engaged in private
                                           PETER A. ZUGER                         investments and civic affairs
LEGAL COUNSEL                              Vice President
Goodwin, Procter & Hoar LLP                                                       ROBERT A. LAWRENCE
Exchange Place                             GERARD P. MAUS                         Former Partner, Saltonstall & Co.
Boston, MA 02109                           Treasurer
                                                                                  DEAN O. MORTON
                                           JOSEPH W. CANAVAN                      Former Executive Vice President,
                                           Assistant Treasurer                    Chief Operating Officer and
                                                                                  Director, Hewlett-Packard
                                           DOUGLAS A. ROMICH                      Company
                                           Assistant Treasurer
                                                                                  TOBY ROSENBLATT
                                           FRANCIS J. MCNAMARA, III               President,
                                           Secretary and General Counsel          The Glen Ellen Company
                                                                                  Vice President,
                                           DARMAN A. WING                         Founders Investments Ltd.
                                           Assistant Secretary and
                                           Assistant General Counsel              MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                           AMY L. SIMMONS                         Management, Sloan School of
                                           Assistant Secretary                    Management, Massachusetts
                                                                                  Institute of Technology


                                                            -------------------
STATE STREET RESEARCH ALPHA FUND                                Bulk Rate
One Financial Center                                          U.S. Postage
Boston, MA 02111                                                  PAID
                                                               PermiT #20
                                                            Holliston, Ma 01746
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032 or
  [hearing-impaired 1-800-676-7876]

Write us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

E-mail us at:
    info@ssrfunds.com


[Graphic Omitted]   STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used as supplemental sales literature, this publication must be preceded or accompanied by a current State Street Research Alpha Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after March 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0200)SSR-LD                                   AL-820C-0299

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                             GLOBAL RESOURCES FUND
                             ---------------------

SEMIANNUAL REPORT

December 31, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1998
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GLOBAL RESOURCES FUND
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy slowed to a modest pace in the second half of the year. Inflation fell to 1.5%, personal income rose, and unemployment remained low.
o Lower mortgage rates and declining energy costs boosted consumer purchasing power. Consumer spending rose strongly while the U.S. savings rate fell below zero for the first time in 50 years.
o The Federal Reserve Board lowered interest rates three times in the second half of the year. The federal funds rate, the rate that banks charge each other for overnight loans, came down from 5.5% to 4.75% at year's end.

THE MARKETS
o Equity markets plunged in the third quarter, then reversed direction to make up earlier losses. The S&P 500, a broad measure of common stock performance, gained 9.24% over the six-month period ended December 31, 1998.(1)
o The market rewarded firms with steady earnings growth, and gave the highest valuation to technology leaders and innovators. Large company growth stocks gained 15.22%, as measured by the Russell 1000 Growth Index.(1) Small company growth stocks fell, returning a negative 4.01%, as measured by the Russell 2000 Growth Index.(1)
o U.S. Treasury bonds rallied as the benchmark fell below 5.0% then edged back up at year-end. After three years as market leaders, high-yield bonds lost ground.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended December 31, 1998, State Street Research Global Resources Fund Class A shares returned a negative 38.66% [does not reflect sales charge].(2) The Fund underperformed the Lipper average natural resources fund, which returned a negative 19.08%. Small-cap energy sector performance was off sharply against broader market indices.
o The Fund's disappointing returns were partly the result of record warm weather in the United States, resulting in reduced energy demand and excess supplies, lower natural gas and crude oil prices, and negative stock psychology.
o Venezuela and Iran produced crude oil above quotas, adding one-half million barrels daily to world oil supplies. Inventory stocking, which had been taking place, halted in October.

CURRENT STRATEGY
o The Fund increased its overweighting in oil and natural gas exploration and production company stocks. We continue to focus on this sector which we believe can benefit substantially in this environment. We continued to reduce investment in oil service growth stocks because of concerns about company profitability.
o Our medium and longer-term outlook for natural gas is positive. Drilling rigs have been drastically cut, and capital expenditures have been slashed. Existing inventories are being drawn down. We expect demand to rise with normal winter weather patterns and the popularity of gas generators.
o Crude oil markets had expected increased production outside OPEC, and prices fell. We anticipate rising demand worldwide and surplus inventory to decline by summer.

December 31, 1998

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large company index) that show above-average growth. The Russell 2000 Growth Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above-average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -38.94% for Class B shares; -38.91% for Class C shares; -38.58% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-----------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1998)
-----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (at maximum applicable sales charge)(3)(4)
-----------------------------------------------------------------------------
                LIFE OF FUND
               (since 3/2/90)               5 YEARS             1 YEAR
-----------------------------------------------------------------------------
Class A             -0.21%                   0.71%               -50.80%
-----------------------------------------------------------------------------
Class B             -0.13%                   0.59%               -51.30%
-----------------------------------------------------------------------------
Class C             -0.14%                   0.90%               -49.38%
-----------------------------------------------------------------------------
Class S              0.51%                   1.96%               -48.39%
-----------------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses. Without subsidization, performance would have been lower.

The performance data shown above do not reflect an increase in the maximum Class A sales charge from 4.5% to 5.75%, effective as of 1/1/99. At the new, higher Class A sales charge, the performance would have been lower. Assuming the increased sales charge was in effect, performance would have been as follows:

                    LIFE OF FUND
                   (since 3/2/90)        5 YEARS             1 YEAR
---------------------------------------------------------------------
Class A                -0.36%             0.44%             -51.45%
---------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1  RANGER OIL International oil exploration                       5.5%
 2  WESTERN GAS RESOURCES Natural gas processing                   4.2%
 3  SEVEN SEAS PETROLEUM Oil and gas exploration                   3.5%
 4  ASHANTI GOLDFIELDS Gold mining                                 3.4%
 5  TITAN EXPLORATION Oil and gas exploration                      3.1%
 6  SEAGULL ENERGY Oil and gas exploration                         3.1%
 7  BASIN EXPLORATION Oil and gas exploration                      3.0%
 8  PLAINS RESOURCES Oil and gas exploration                       2.8%
 9  NEWPARK RESOURCES Oil and gas services                         2.7%
10  NUEVO ENERGY Oil and gas exploration                           2.6%

These securities represent an aggregate of 33.9% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table.

ASSET ALLOCATION
(by percentage of net assets)

Oil production                     66%
Oil service                        12%
Other                               2%
Metal and mining                   15%
Natural gas                         5%

STATE STREET RESEARCH GLOBAL RESOURCES FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
December 31, 1998 (Unaudited)

                                                                                             VALUE
                                                                       SHARES               (NOTE 1)
---------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 100.9%
BASIC INDUSTRIES 16.9%
METAL & MINING 14.8%
Anglogold Ltd. ADR* ............................................         40,000          $     782,480
Ashanti Goldfields Co. Ltd. GDR ................................        450,000              4,218,750
Canyon Resources Corp.* ........................................      1,250,000                312,500
Corriente Resources Inc.* ......................................        323,200                143,785
Crown Resources Corp.* .........................................        150,000                304,688
Delta Gold NL* .................................................        750,000              1,139,776
Denison Mines Ltd.* ............................................      1,500,000                 88,322
Goldcorp Inc. ..................................................        100,000                575,000
Golden Star Resources Ltd.* ....................................          5,748                  6,107
Great Central Mines Ltd.* ......................................        400,000                286,782
Homestake Mining Co. ...........................................         88,000                808,500
Impala Platinum Holdings ADR* ..................................         50,000                679,970
Lexacal Investment Corp. .......................................        125,000                 27,805
Menzies Gold NL* ...............................................      1,000,000                 76,598
Nevsun Resources Ltd.* .........................................        400,000                245,993
Newcrest Mining Ltd.* ..........................................        500,000                693,057
Normandy Mining Ltd.* ..........................................      1,772,841              1,640,413
Pangea Goldfields Inc.* ........................................        100,000                127,576
Placer Dome Inc. ...............................................         50,000                575,000
Randgold Resources Inc. GDR*+ ..................................         93,500                233,750
Romarco Minerals Inc.* .........................................        300,000                294,406
Southernera Resources Ltd.* ....................................        302,400              1,642,080
Southwestern Gold Corp.* .......................................        400,000              1,609,421
Sutton Resources Ltd.* .........................................        207,500                855,937
Tombstone Exploration Co. Ltd.* ................................        350,000                 25,188
Trillion Resources Ltd.* .......................................        200,000                 50,000
Viceroy Resource Corp.* ........................................        333,000                522,866
Virginia Gold Mines Inc.* ......................................        550,000                248,283
X-Cal Resources Ltd.* ..........................................      2,000,000                366,372
Zimbabwe Platinum Mines Ltd. ...................................        150,000                 29,414
                                                                                         -------------
                                                                                            18,610,819
                                                                                         -------------
RAILROAD 2.1%
Marine Transport Corp. .........................................         55,950                125,888
Mosvold Shipping Ltd.* .........................................      2,000,000                710,666
Mosvold Shipping Ltd.*+ ........................................        200,000                 67,933
OMI Corp.* .....................................................        559,500              1,818,375
                                                                                         -------------
                                                                                             2,722,862
                                                                                         -------------
Total Basic Industries .........................................                            21,333,681
                                                                                         -------------
ENERGY 78.0%
OIL 66.2%
3DX Technologies Inc.* .........................................        100,000                 34,375
Abacan Resource Corp.* .........................................      1,861,200                639,788
Basin Exploration Inc.* ........................................        300,000              3,768,750
Baytex Energy Ltd. Cl. A* ......................................        682,300              1,740,903
Bellator Exploration Inc.* .....................................      2,405,600              1,290,541
Blue Range Resource Corp. ......................................        176,600                398,606
Brigham Exploration Co.* .......................................         68,800                378,400
Cabot Oil & Gas Corp. Cl. A ....................................        196,500              2,947,500
Callon Petroleum Co.* ..........................................        245,500              2,853,938
Canadian 88 Energy Corp.* ......................................        969,500              3,090,281
Canadian Conquest Exploration Inc.* ............................        165,000                 73,405
Chieftain International Inc. ...................................        100,000              1,437,500
Clayton Williams Energy Inc.* ..................................         17,530                175,300
Crystal Oil Co.* ...............................................         41,600              1,570,400
Cultus Petroleum NL ............................................        877,500                360,270
Elk Point Resources Inc. Cl. A* ................................        490,500              1,283,611
Exco Resources Inc. ............................................        150,000              1,087,500
Forest Oil Corp.* ..............................................         91,400                776,900
FX Energy Inc.* ................................................        100,000              1,012,500
Gulfstream Resources Ltd. ......................................        347,000                726,464
Interoil Corp.* ................................................        156,500                112,633
KCS Energy Inc. ................................................        540,000              1,653,750
Kelley Oil & Gas Corp.* ........................................        400,000                237,500
Mallon Resources Corp. .........................................        193,000              1,326,875
Maxx Petroleum Ltd.* ...........................................        300,975                564,328
Meridian Resource Corp.* .......................................        102,000                325,125
Merit Energy Ltd.* .............................................        203,300                698,283
Miller Exploration Co.* ........................................        113,300                509,850
Morrison Middlefield Ltd. ......................................        240,000                667,321
New Cache Petroleum Ltd.* ......................................         80,000                337,586
Nuevo Energy Co.* ..............................................        281,800              3,240,700
Oil Search Ltd.* ...............................................      1,751,300              1,770,724
Patina Oil & Gas Corp. .........................................         94,700                278,181
Pease Oil & Gas Co. ............................................         28,750                 22,641
Pendaries Petroleum Ltd.*+ .....................................        167,000                 73,063
Petromet Resources Ltd.* .......................................        250,000                453,125
Petsec Energy Ltd. .............................................         46,000                 77,625
Plains Resources Inc.* .........................................        250,000              3,515,625
Post Energy Corp.* .............................................        400,000              1,086,032
Probe Exploration Inc.*+ .......................................      1,500,000              2,208,047
Purcell Energy Ltd.* ...........................................        229,000                125,849
Ranger Oil Ltd.* ...............................................      1,553,000              6,891,437
Richland Petroleum Corp. .......................................        332,900                490,039
Santa Fe Energy Resources Inc. .................................        195,900              1,444,763
Seagull Energy Corp.* ..........................................        608,600              3,841,787
Seven Seas Petroleum Inc.* .....................................        657,600              4,397,700
Snyder Oil Corp. ...............................................        156,600              2,084,738
Southern Mineral Corp.* ........................................        213,500                153,453
Southwestern Energy Co. ........................................        359,300              2,694,750
St. Mary Land & Exploration Co.* ...............................         58,400              1,080,400
Talisman Energy Inc. ...........................................        135,000              2,362,500
Tap Oil NL* ....................................................      1,926,400                932,567
Thunder Energy Inc.* ...........................................        300,000                314,033
Titan Exploration Inc.* ........................................        599,323              3,933,057
Tom Brown, Inc.* ...............................................        205,900              2,065,434
Tri-Link Resources Ltd. Cl. A* .................................        175,100              1,426,232
Ulster Petroleum Ltd.* .........................................        373,500              2,810,108
Ultra Petroleum Corp.* .........................................        586,100                471,641
Vermilion Resources Ltd.* ......................................        200,000                372,915
Volterra Resources Inc.+ .......................................        400,000                122,996
Westminster Resource Ltd. ......................................        144,300                604,200
Wolverine Energy Corp.* ........................................        165,000                 21,590
                                                                                         -------------
                                                                                            83,448,135
                                                                                         -------------
OIL SERVICE 11.8%
Atwood Oceanics Inc.* ..........................................        100,500              1,708,500
Badger Daylighting Inc. ........................................         50,000                237,161
BJ Services Co.* ...............................................         82,200              1,284,375
Esenjay Exploration Inc. .......................................         86,300                161,813
Global Industries Inc.* ........................................        185,900              1,138,637
NewPark Resources Inc.* ........................................        493,800              3,364,012
Noble Drilling Corp.* ..........................................        206,000              2,665,125
Ocean Energy Inc. ..............................................        199,900              1,261,869
Petroleum Geo-Services AS ADR ..................................        100,000              1,575,000
Precision Drilling Corp.* ......................................         65,400                739,837
Stellarton Energy Corp. Cl. A*+ ................................        150,000                137,390
TMBR/Sharp Drilling Inc.* ......................................        136,800                440,325
Willbros Group Inc.* ...........................................         29,100                161,869
                                                                                         -------------
                                                                                            14,875,913
                                                                                         -------------
Total Energy ...................................................                            98,324,048
                                                                                         -------------
SCIENCE & TECHNOLOGY 0.6%
ELECTRONIC EQUIPMENT 0.6%
Pason Systems Inc. .............................................        400,000                758,914
                                                                                         -------------
Total Science & Technology .....................................                               758,914
                                                                                         -------------
UTILITY 5.4%
NATURAL GAS 5.4%
Markwest Hydrocarbon Inc.* .....................................         37,500                337,500
TransTexas Gas Corp.* ..........................................        442,000              1,160,250
Western Gas Resources Inc. .....................................        928,000              5,336,000
                                                                                         -------------
                                                                                             6,833,750
                                                                                         -------------
Total Utility ..................................................                             6,833,750
                                                                                         -------------
otal Equity Securities (Cost $229,960,616) .....................                           127,250,393
                                                                                         -------------

SHORT-TERM INVESTMENTS 3.2%

AIM Liquid Assets Portfolio ....................................      2,513,037              2,513,037
                                                                                         -------------

Total Short-Term Investments (Cost $2,513,037) ................................              2,513,037
                                                                                         -------------

-------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL     MATURITY
                                                         AMOUNT        DATE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 0.2%
American Express Credit Corp., 4.50% .............    $240,000       1/06/1999                 240,000
                                                                                         -------------
Total Commercial Paper (Cost $240,000) .......................................                 240,000
                                                                                         -------------
Total Investments (Cost $232,713,653) - 103.2% ...............................             130,003,430

Other Assets, Less Liabilities - 3.2% ........................................              (3,976,557)
                                                                                         -------------
Net Assets - 100.0% ..........................................................           $ 126,026,873
                                                                                         =============

------------------------------------------------------------------------------------------------------
Federal Income Tax Information:

At December 31, 1998, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $232,722,981 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost ........................................           $   3,056,142
Aggregate gross unrealized depreciation for all investments in which there is
  an excess of tax cost over value ...........................................            (105,775,693)
                                                                                         -------------
                                                                                         $(102,719,551)
                                                                                         =============

------------------------------------------------------------------------------------------------------
*   Nonincome-producing securities.
    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.
+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at December 31, 1998 were $5,939,639 and $2,843,179 (2.26% of net assets), respectively.
    Diversification of Equity Securities at December 31, 1998 (as a percentage of net assets) was United
    States 51.1%, Canada 36.8%, Australia 4.1%, Ghana 3.3%, Norway 1.9%, Papua New Guinea 1.4%, South Africa
    1.2% and United Kingdom 0.2%.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
December 31, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $232,713,653) (Note 1) .....................  $  130,003,430
Receivable for fund shares sold ........................................         822,888
Receivable for securities sold .........................................         707,783
Dividends and interest receivable ......................................          76,114
Other assets ...........................................................             500
                                                                          --------------
                                                                             131,610,715
LIABILITIES
Payable for collateral received on securities loaned ...................       2,513,037
Payable for fund shares redeemed .......................................       1,653,368
Payable to custodian ...................................................         527,557
Accrued transfer agent and shareholder services
  (Note 2) .............................................................         339,333
Payable for securities purchased .......................................         250,720
Accrued management fee (Note 2) ........................................          83,590
Accrued distribution and service fees (Note 4) .........................          74,457
Accrued trustees' fees (Note 2) ........................................          35,524
Other accrued expenses .................................................         106,256
                                                                          --------------
                                                                               5,583,842
                                                                          --------------
NET ASSETS                                                                $  126,026,873
                                                                          ==============
Net Assets consist of:
  Unrealized depreciation of investments ...............................    (102,710,223)
  Accumulated net realized loss ........................................     (27,072,318)
  Paid-in capital ......................................................     255,809,414

                                                                          --------------
                                                                          $  126,026,873
                                                                          ==============
Net Asset Value and redemption price per share of Class A shares
  ($50,948,276 / 5,155,905 shares)                                                $ 9.88
                                                                                  ======
Maximum Offering Price per share of Class A shares ($9.88 / .955) ......          $10.35
                                                                                  ======
Net Asset Value and offering price per share of Class B shares
  ($52,105,549 / 5,518,716 shares)*                                               $ 9.44
                                                                                  ======
Net Asset Value and offering price per share of Class C shares
  ($19,860,844 / 2,108,383 shares)*                                               $ 9.42
                                                                                  ======
Net Asset Value, offering price and redemption price per share of Class
  S shares ($3,112,204 / 308,354 shares) ...............................          $10.09
                                                                                  ======
----------------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $5,673 ..................  $      359,411
Interest (Note 1) ..........................................         179,574
                                                              --------------
                                                                     538,985
EXPENSES
Management fee (Note 2) ....................................         616,290
Transfer agent and shareholder services (Note 2) ...........         341,677
Custodian fee ..............................................          86,009
Service fee-Class A (Note 4) ...............................          79,784
Distribution and service fees-Class B (Note 4) .............         344,904
Distribution and service fees-Class C (Note 4) .............         138,661
Registration fees ..........................................          38,547
Reports to shareholders ....................................          20,597
Trustees' fees (Note 2) ....................................          19,592
Audit fee ..................................................          14,208
Legal fees .................................................           3,200
Miscellaneous ..............................................           6,700
                                                              --------------
                                                                   1,710,169
Fees paid indirectly (Note 2) ..............................         (19,795)
                                                              --------------
                                                                   1,690,374
                                                              --------------
Net investment loss ........................................      (1,151,389)
                                                              --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 3) ...........     (27,051,864)
Net unrealized depreciation of investments .................     (56,966,747)
                                                              --------------
Net loss on investments ....................................     (84,018,611)
                                                              --------------
Net decrease in net assets resulting from operations          $  (85,170,000)
                                                              ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                YEAR ENDED           DECEMBER 31, 1998
                                                               JUNE 30, 1998            (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss .......................................      $  (2,976,161)          $  (1,151,389)
Net realized gain (loss) on investments, foreign currency
  and forward contracts                                             30,028,876             (27,051,864)
Net unrealized depreciation of investments                         (73,157,253)            (56,966,747)
                                                                 -------------           -------------
Net decrease resulting from operations                             (46,104,538)            (85,170,000)
                                                                 -------------           -------------
Distributions from net realized gains:
  Class A .................................................         (9,874,227)             (3,619,471)
  Class B .................................................        (10,098,016)             (3,887,384)
  Class C .................................................         (3,889,057)             (1,503,483)
  Class S .................................................         (1,118,083)               (209,120)
                                                                 -------------           -------------
                                                                   (24,979,383)             (9,219,458)
                                                                 -------------           -------------
Net increase from fund share
  transactions (Note 6) ...................................         89,454,451               5,040,917
                                                                 -------------           -------------
Total increase (decrease) in net assets                             18,370,530             (89,348,541)
NET ASSETS
Beginning of period .......................................        197,004,884             215,375,414
                                                                 -------------           -------------
End of period .............................................     $  215,375,414          $  126,026,873
                                                                ==============          ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 1998

NOTE 1

State Street Research Global Resources Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1990. The Trust presently consists of four separate funds: State Street Research Global Resources Fund, State Street Research Alpha Fund, State Street Research Argo Fund and State Street Research Athletes Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of domestic and foreign companies in the energy and natural resources industries.

The Fund offers four classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Effective January 1, 1999, the Fund began offering Class B(1) shares which are subject to a contingent deferred sales charge on certain redemptions made within six years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Securities quoted in foreign currencies are translated into dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Investment income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested semiannually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1998, the value of the securities loaned and the value of collateral were $3,184,144 and $2,938,285 (including $2,513,037 of cash collateral), respectively. During the six months ended December 31, 1998, income from securities lending amounted to $30,876 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1998, the fees pursuant to such agreement amounted to $616,290.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended December 31, 1998, the amount of such shareholder servicing and account maintenance expenses was $146,265.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1998, the Fund's transfer agent fees were reduced by $19,795 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,592 during the six months ended December 31, 1998.

NOTE 3

For the six months ended December 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $47,793,230 and $47,033,350, respectively.

NOTE 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1998, fees pursuant to such plan amounted to $79,784, $344,904 and $138,661 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $38,872 and $20,824, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $63,180 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $184,975 and $7,541 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 5

Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in the energy and natural resources industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to the energy or natural resources industries. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to the energy industries and may fluctuate more widely than a portfolio that invests in a broader range of industries.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                      DECEMBER 31, 1998
                                           JUNE 30, 1998                        (UNAUDITED)
                                 ----------------------------------  ----------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      3,760,941    $ 87,083,305       3,943,743    $ 48,036,079
Issued upon reinvestment of
  distributions from net
  realized gains .......................        408,880       9,169,116         347,217       3,362,264
Shares repurchased .....................     (2,997,412)    (66,376,129)     (3,881,971)    (46,239,365)
                                           ------------    ------------    ------------    ------------
Net increase ...........................      1,172,409    $ 29,876,292         408,989    $  5,158,978
                                           ============    ============    ============    ============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      2,966,308    $ 63,952,013       1,256,571    $ 15,526,843
Issued upon reinvestment of
  distributions from net
  realized gains .......................        437,810       9,510,796         392,245       3,628,438
Shares repurchased .....................     (1,646,026)    (33,380,085)     (1,499,007)    (17,373,271)
                                           ------------    ------------    ------------    ------------
Net increase ...........................      1,758,092    $ 40,082,724         149,809    $  1,782,010
                                           ============    ============    ============    ============

CLASS C                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................      1,640,285    $ 35,555,627         498,272    $  6,034,561
Issued upon reinvestment of
  distributions from net
  realized gains .......................        167,922       3,639,263         148,917       1,374,717
Shares repurchased .....................       (819,924)    (16,782,276)       (792,403)     (9,042,026)
                                           ------------    ------------    ------------    ------------
Net increase (decrease) ................        988,283    $ 22,412,614        (145,214)   $ (1,632,748)
                                           ============    ============    ============    ============

CLASS S                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ............................        529,650    $ 12,184,343         218,670    $  2,854,256
Issued upon reinvestment of
  distributions from net
  realized gains .......................         48,358       1,107,030          21,123         208,699
Shares repurchased .....................       (725,982)    (16,208,552)       (256,467)     (3,330,278)
                                           ------------    ------------    ------------    ------------
Net decrease ...........................       (147,974)   $ (2,917,179)        (16,674)   $   (267,323)
                                           ============    ============    ============    ============

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                    CLASS A
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             Six months ended
                          --------------------------------------------------------------------    December 31, 1998
                            1994(a)       1995(a)       1996(a)       1997(a)       1998(a)        (Unaudited)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       13.51         11.84         12.16         17.44         22.39              17.35
                                -----         -----         -----         -----         -----              -----
  Net investment loss ($)*      (0.17)        (0.16)        (0.20)        (0.15)        (0.18)             (0.06)
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               (1.50)         0.48          5.48          5.86         (2.52)             (6.66)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                (1.67)         0.32          5.28          5.71         (2.70)             (6.72)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
    realized gains ($)             --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE,
  END OF PERIOD ($)             11.84         12.16         17.44         22.39         17.35               9.88
                                =====         =====         =====         =====         =====               ====
Total return(b) (%)            (12.36)         2.70         43.42         32.96        (14.28)            (38.66)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)         30,679        25,692        30,943        80,029        82,376             50,948
Ratio of operating
  expenses to average
  net assets (%)*                1.75          1.75          1.75          1.42          1.46               1.65(d)
Ratio of net investment
  loss to average net
  assets (%)*                   (1.46)        (1.41)        (1.47)        (0.73)        (0.82)             (0.97)(d)
Portfolio turnover rate (%)     30.98         62.94         92.33         51.67         68.69              30.01

*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                     0.11          0.09          0.05          0.00           --                 --

                                                                    CLASS B
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                                Six months ended
                          --------------------------------------------------------------------       December 31, 1998
                                1994(a)       1995(a)       1996(a)       1997(a)       1998(a)       (Unaudited)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       13.51         11.78         12.03         17.12         21.80              16.71
                                -----         -----         -----         -----         -----              -----
  Net investment loss($)*       (0.23)        (0.23)        (0.30)        (0.30)        (0.33)             (0.11)
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               (1.50)         0.48          5.39          5.74         (2.42)             (6.41)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                (1.73)         0.25          5.09          5.44         (2.75)             (6.52)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
   realized gains ($)              --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE,
  END OF PERIOD ($)             11.78         12.03         17.12         21.80         16.71               9.44
                                =====         =====         =====         =====         =====               ====
Total return(b) (%)            (12.81)         2.12         42.31         31.98        (14.94)            (38.94)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)          6,333         7,030        12,828        78,701        89,689             52,106
Ratio of operating
  expenses to average
  net assets (%)*                2.25          2.33          2.50          2.17          2.21               2.40(d)
Ratio of net investment
  loss to average net
  assets (%)*                   (1.93)        (1.98)        (2.20)        (1.47)        (1.57)             (1.72)(d)
Portfolio turnover rate(%)      30.98         62.94         92.33         51.67         68.69              30.01
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                     0.14          0.09          0.04          0.00           --                 --
-----------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------

                                                                    CLASS C
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             Six months ended
                          --------------------------------------------------------------------    December 31, 1998
                            1994(a)       1995(a)       1996(a)       1997(a)       1998(a)        (Unaudited)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       13.51         11.77         12.02         17.10         21.76              16.67
                                -----         -----         -----         -----         -----              -----
  Net investment loss($)*       (0.23)        (0.23)        (0.30)        (0.30)        (0.33)             (0.11)
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               (1.51)         0.48          5.38          5.72         (2.42)             (6.39)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                (1.74)         0.25          5.08          5.42         (2.75)             (6.50)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
   realized gains ($)              --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE, END OF
  PERIOD ($)                    11.77         12.02         17.10         21.76         16.67               9.42
                                =====         =====         =====         =====         =====               ====
Total return(b) (%)            (12.88)         2.12         42.26         31.90        (14.97)            (38.91)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)          1,931         2,350         5,154        27,528        37,566             19,861
Ratio of operating
  expenses to average
  net assets (%)*                2.25          2.33          2.50          2.17          2.21               2.40(d)
Ratio of net investment
  loss to average net
  assets (%)*                   (1.94)        (1.99)        (2.20)        (1.45)        (1.57)             (1.71)(d)
Portfolio turnover rate(%)      30.98         62.94         92.33         51.67         68.69              30.01
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                     0.13          0.09          0.05          0.00           --                 --

                                                                    CLASS S
                          -------------------------------------------------------------------------------------------
                                                  YEARS ENDED JUNE 30                             Six months ended
                          --------------------------------------------------------------------    December 31, 1998
                            1994(a)       1995(a)       1996(a)       1997(a)       1998(a)        (Unaudited)(a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       13.52         11.90         12.27         17.64         22.72              17.67
                                -----         -----         -----         -----         -----              -----
  Net investment loss($)*       (0.15)        (0.11)        (0.17)        (0.10)        (0.13)             (0.04)
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)               (1.47)         0.48          5.54          5.94         (2.58)             (6.79)
                                -----         -----         -----         -----         -----              -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                (1.62)         0.37          5.37          5.84         (2.71)             (6.83)
                                -----         -----         -----         -----         -----              -----
  Distributions from net
   realized gains ($)              --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
TOTAL DISTRIBUTIONS ($)            --            --            --         (0.76)        (2.34)             (0.75)
                                -----         -----         -----         -----         -----              -----
NET ASSET VALUE,
  END OF PERIOD ($)             11.90         12.27         17.64         22.72         17.67              10.09
                                =====         =====         =====         =====         =====              =====
Total return(b) (%)            (11.98)         3.11         43.77         33.33        (14.11)            (38.58)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of
  period ($ thousands)            960         3,288         5,632        10,747         5,745              3,112
Ratio of operating
  expenses to average
  net assets (%)*                1.25          1.33          1.50          1.17          1.21               1.40(d)
Ratio of net investment
  loss to average net
  assets (%)*                   (0.95)        (1.01)        (1.20)        (0.48)        (0.55)             (0.68)(d)
Portfolio turnover rate(%)      30.98         62.94         92.33         51.67         68.69              30.01
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                     0.16          0.08          0.05          0.00           --                 --
-----------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH GLOBAL RESOURCES FUND

-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
-------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GLOBAL RESOURCES FUND                      Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         PETER C. BENNETT
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                                                              Chairman of the Board,
Boston, MA 02111                           BARTLETT R. GEER                       Chief Executive Officer and
                                           Vice President                         President
                                                                                  PictureTel Corporation
DISTRIBUTOR
State Street Research                      F. GARDNER JACKSON, JR.
Investment Services, Inc.                  Vice President                         STEVE A. GARBAN
One Financial Center                                                              Former Senior Vice President
Boston, MA 02111                                                                  for Finance and Operations and
                                           THOMAS P. MOORE, JR.                   Treasurer, The Pennsylvania
                                           Vice President                         State University
SHAREHOLDER SERVICES
State Street Research
Service Center                             BRIAN P. O'DELL                        MALCOLM T. HOPKINS
P.O. Box 8408                              Vice President                         Former Vice Chairman of the
Boston, MA 02266-8408                                                             Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           DANIEL J. RICE III
                                           Vice President
CUSTODIAN                                                                         EDWARD M. LAMONT
State Street Bank and                                                             Formerly in banking
Trust Company                              JAMES M. WEISS                         (with an affiliate of
225 Franklin Street                        Vice President                         J.P. Morgan & Co. in New York);
Boston, MA 02110                                                                  presently engaged in private
                                                                                  investments and civic affairs
                                           JOHN T. WILSON
LEGAL COUNSEL                              Vice President
Goodwin, Procter & Hoar LLP                                                       ROBERT A. LAWRENCE
Exchange Place                                                                    Former Partner, Saltonstall & Co.
Boston, MA 02109                           PETER A. ZUGER
                                           Vice President
                                                                                  DEAN O. MORTON
                                                                                  Former Executive Vice President,
                                           GERARD P. MAUS                         Chief Operating Officer and
                                           Treasurer                              Director, Hewlett-Packard
                                                                                  Company

                                           JOSEPH W. CANAVAN
                                           Assistant Treasurer                    TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                           DOUGLAS A. ROMICH                      Vice President,
                                           Assistant Treasurer                    Founders Investments Ltd.

                                           FRANCIS J. MCNAMARA, III               MICHAEL S. SCOTT MORTON
                                           Secretary and General Counsel          Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                           DARMAN A. WING                         Institute of Technology
                                           Assistant Secretary and
                                           Assistant General Counsel

                                           AMY L. SIMMONS
                                           Assistant Secretary

                                                            -------------------
STATE STREET RESEARCH GLOBAL RESOURCES FUND                     Bulk Rate
One Financial Center                                          U.S. Postage
Boston, MA 02111                                                  PAID
                                                               PermiT #20
                                                            Holliston, Ma 01746
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032 or
  [hearing-impaired 1-800-676-7876]

Write us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

E-mail us at:
    info@ssrfunds.com


[Graphic Omitted]   STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used as supplemental sales literature, this publication must be preceded or accompanied by a current State Street Research Global Resources Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after March 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0200)SSR-LD                                   GR-384D-0299

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  ATHLETES FUND
                                  -------------

SEMIANNUAL REPORT

December 31, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1998
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY

o The U.S. economy slowed to a modest pace in the second half of the year. Inflation fell to 1.5%, personal income rose, and unemployment remained low.

o Lower mortgage rates and declining energy costs boosted consumer purchasing power. Consumer spending rose strongly while the U.S. savings rate fell below zero for the first time in 50 years.

o The Federal Reserve Board lowered interest rates three times in the second half of the year. The federal funds rate, the rate that banks charge each other for overnight loans, came down from 5.5% to 4.75% at year's end.

THE MARKETS

o Equity markets plunged in the third quarter, then reversed direction to make up earlier losses. The S&P 500, a broad measure of common stock performance, gained 9.24% over the six-month period ended December 31, 1998.(1)

o The market rewarded firms with steady earnings growth and gave the highest valuation to technology leaders and innovators. Large company growth stocks gained 15.22%, as measured by the Russell 1000 Growth Index.(1) Small company growth stocks fell, returning a negative 4.01%, as measured by the Russell 2000 Growth Index.(1)

o U.S. Treasury bonds rallied as the benchmark fell below 5.0% then edged back up at year-end. After three years as market leaders, high-yield bonds lost ground.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended December 31, 1998, State Street Research Athletes Fund Class A shares returned 13.95% [does not reflect sales charge].(2) The Fund outperformed the S&P 500, noted above, as well as the Lipper average growth fund, which gained 6.25%.

o The Fund continued to invest in large- company, high-confidence stocks which proved popular with investors throughout the year. While remaining broadly-diversified, the portfolio emphasized the technology sector and underweighted financial holdings.

o After the market correction in the third quarter, technology positions were expanded in America Online, Lucent Technologies, Cisco Systems, Ascend Communications, EMC and IBM. We eliminated the investment in U.S. Bancorp.

CURRENT STRATEGY

o In the United States, we expect growth in the money supply and declining interest rates to build investor confidence in companies and industries that benefit from a rising business cycle.

o In a strengthening economic environment, smaller or more industrially-sensitive companies may become attractive.

December 31, 1998

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000 Index (a large company index) that show above-average growth. The Russell 2000 Growth Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show above-average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 13.62% for Class B shares; 13.62% for Class C shares; 14.25% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.

(5) Aggregate returns; not annualized.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended December 31, 1998)
-------------------------------------------------------------------------------
AGGREGATE TOTAL RETURN (at maximum applicable sales charge)(3) (4) (5)
-------------------------------------------------------------------------------
                                   LIFE OF FUND
                                 (since 3/27/98)
-------------------------------------------------------------------------------
Class A                              14.41%
-------------------------------------------------------------------------------
Class B                              14.14%
-------------------------------------------------------------------------------
Class C                              18.14%
-------------------------------------------------------------------------------
Class S                              20.12%
-------------------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

The performance data shown above do not reflect an increase in the maximum Class A sales charge from 4.5% to 5.75%, effective as of 1/1/99. At the new, higher Class A sales charge, the performance would have been lower. Assuming the increased sales charge effect, performance would have been as follows:

                                   LIFE OF FUND
                                 (since 3/27/98)
-------------------------------------------------------------------------------
Class A                              12.92%
-------------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1  CISCO SYSTEMS Computer network products                                 3.4%
2  STAPLES Office product superstores                                      3.4%
3  LUCENT TECHNOLOGIES Telecommunications                                  3.2%
4  AMERICA ONLINE Internet software                                        3.1%
5  MCI WORLDCOM Telecommunication services                                 3.1%
6  GENERAL ELECTRIC Consumer/industrial products                           3.0%
7  HOME DEPOT Home Improvement superstores                                 2.8%
8  TYCO INTERNATIONAL Diversified manufacturer                             2.8%
9  WAL-MART STORES Discount stores                                         2.8%
10 MICROSOFT Software                                                      2.6%

These securities represent an aggregate of 30.2% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

RETAIL TRADE                       16.5%
COMPUTER SOFTWARE & SERVICE        16.2%
DRUG                                7.5%
TELEPHONE                           5.9%
RECREATION                          5.4%

Total: 51.5%

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
December 31, 1998 (unaudited)

------------------------------------------------------------------------------------------------------
                                                                                             VALUE
                                                                         SHARES             (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 94.1%
BASIC INDUSTRIES 5.8%
ELECTRICAL EQUIPMENT 3.0%
General Electric Co. ............................................         4,200            $   428,662
                                                                                           -----------
MACHINERY 2.8%
Tyco International Ltd. .........................................         5,300                399,819
                                                                                           -----------
Total Basic Industries ..........................................                              828,481
                                                                                           -----------
CONSUMER CYCLICAL 26.2%
AUTOMOTIVE 2.1%
Danaher Corp. ...................................................         5,500                298,719
                                                                                           -----------
HOTEL & RESTAURANT 2.2%
McDonald's Corp. ................................................         4,100                314,162
                                                                                           -----------
RECREATION 5.4%
Cox Communications Inc. Cl. A* ..................................         2,100                145,163
MediaOne Group Inc.* ............................................         7,800                366,600
Time Warner Inc. ................................................         4,200                260,662
                                                                                           -----------
                                                                                               772,425
                                                                                           -----------
RETAIL TRADE 16.5%
CVS Corp. .......................................................         6,300                346,500
Home Depot Inc. .................................................         6,600                403,837
Kroger Co.* .....................................................         3,000                181,500
Rite Aid Corp. ..................................................         4,700                232,944
Safeway Inc. ....................................................         5,400                329,063
Staples Inc.* ...................................................        11,100                484,931
Wal-Mart Stores, Inc. ...........................................         4,900                399,044
                                                                                           -----------
                                                                                             2,377,819
                                                                                           -----------
Total Consumer Cyclical .........................................                            3,763,125
                                                                                           -----------
CONSUMER STAPLE 16.1%
DRUG 7.5%
Pfizer Inc. .....................................................         2,900                363,769
Schering-Plough Corp. ...........................................         6,200                342,550
SmithKline Beecham PLC ..........................................         3,200                222,400
Warner-Lambert Co. ..............................................         1,900                142,856
                                                                                           -----------
                                                                                             1,071,575
                                                                                           -----------
FOOD & BEVERAGE 2.5%
Anheuser-Busch Companies, Inc. ..................................         5,500                360,938
                                                                                           -----------
HOSPITAL SUPPLY 4.6%
Abbott Laboratories .............................................         5,200                254,800
Johnson & Johnson ...............................................         1,900                159,362
Medtronic Inc. ..................................................         3,400                252,450
                                                                                           -----------
                                                                                               666,612
                                                                                           -----------
PERSONAL CARE 1.5%
Procter & Gamble Co. ............................................         2,300                210,019
                                                                                           -----------
Total Consumer Staple ...........................................                            2,309,144
                                                                                           -----------
ENERGY 3.0%
OIL 3.0%
Amoco Corp. .....................................................         2,900                175,088
Exxon Corp. .....................................................         3,600                263,250
                                                                                           -----------
                                                                                               438,338
                                                                                           -----------
Total Energy ....................................................                              438,338
                                                                                           -----------
FINANCE 7.5%
BANK 1.2%
Chase Manhattan Corp. ...........................................         2,600                176,962
                                                                                           -----------
FINANCIAL SERVICE 1.9%
Federal National Mortgage Association ...........................         3,700                273,800
                                                                                           -----------
INSURANCE 4.4%
American International Group Inc. ...............................         2,250                217,406
Citigroup, Inc. .................................................         3,700                183,150
UNUM Corp. ......................................................         3,900                227,663
                                                                                           -----------
                                                                                               628,219
                                                                                           -----------
Total Finance ...................................................                            1,078,981
                                                                                           -----------
SCIENCE & TECHNOLOGY 28.1%
COMPUTER SOFTWARE & SERVICE 16.2%
America Online Inc.* ............................................         2,800                448,000
Ascend Communications Inc.* .....................................         5,300                348,475
Automatic Data Processing Inc. ..................................         1,900                152,356
Cadence Design Systems Inc.* ....................................         6,500                193,375
Cisco Systems Inc.* .............................................         5,250                487,266
EMC Corp.* ......................................................         3,800                323,000
Microsoft Corp.* ................................................         2,700                374,456
                                                                                           -----------
                                                                                             2,326,928
                                                                                           -----------
ELECTRONIC COMPONENTS 4.0%
Intel Corp.* ....................................................         2,200                260,838
Texas Instruments Inc. ..........................................         3,700                316,581
                                                                                           -----------
                                                                                               577,419
                                                                                           -----------
ELECTRONIC EQUIPMENT 3.2%
Lucent Technologies Inc. ........................................         4,200                462,000
                                                                                           -----------
OFFICE EQUIPMENT 4.7%
International Business Machines Corp. ...........................         2,000                369,500
Xerox Corp. .....................................................         2,600                306,800
                                                                                           -----------
                                                                                               676,300
                                                                                           -----------
Total Science & Technology ......................................                            4,042,647
                                                                                           -----------
UTILITY 5.9%
TELEPHONE 5.9%
BellSouth Corp. .................................................         5,000                249,375
MCI WorldCom Inc.* ..............................................         6,200                444,850
Qwest Communications International Inc.* ........................         3,200                160,000
                                                                                           -----------
                                                                                               854,225
                                                                                           -----------
Total Utility ...................................................                              854,225
                                                                                           -----------
OTHER 1.5%
MULTI-SECTOR COMPANIES 1.5%
Standard & Poor's Depositary Receipt ............................         1,800                221,400
                                                                                           -----------
Total Other .....................................................                              221,400
                                                                                           -----------
Total Common Stocks (Cost $10,755,048) ..........................                           13,536,341
                                                                                           -----------

------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL           MATURITY
                                                            AMOUNT               DATE
------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS 5.8%
Ford Motor Credit Co., 5.96% ...............     $  690,000           1/04/1999                690,000
General Electric Capital Corp., 5.95% ......        149,000           1/07/1999                149,000
                                                                                           -----------
Total Short-Term Obligations (Cost $839,000) .......................................           839,000
                                                                                           -----------
Total Investments (Cost $11,594,048) - 99.9% .......................................        14,375,341

Other Assets, Less Liabilities - 0.1% ..............................................            10,917
                                                                                           -----------
Net Assets - 100.0% ................................................................       $14,386,258
                                                                                           ===========

Federal Income Tax Information:

At December 31, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $11,603,442 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
excess of value over tax cost ......................................................       $ 2,818,604
Aggregate gross unrealized depreciation for all investments in which there is an
excess of tax cost over value ......................................................           (46,705)
                                                                                           -----------
                                                                                           $ 2,771,899
                                                                                           ===========
------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $11,594,048) (Note 1) ........................      $14,375,341
Receivable from Distributor (Note 3) .....................................           11,926
Dividends and interest receivable ........................................            4,597
Deferred organization costs (Note 1) .....................................           76,144
                                                                                -----------
                                                                                 14,468,008
LIABILITIES
Accrued trustees' fees (Note 2) ..........................................           15,506
Accrued management fee (Note 2) ..........................................            7,369
Payable to custodian .....................................................            4,270
Accrued distribution and service fees (Note 5) ...........................            1,438
Accrued transfer agent and shareholder services (Note 2)                                467
Other accrued expenses ...................................................           52,700
                                                                                -----------
                                                                                     81,750
                                                                                -----------
NET ASSETS                                                                      $14,386,258
                                                                                ===========
NET ASSETS CONSIST OF:
  Accumulated net investment loss ........................................        $  (4,516)
  Unrealized appreciation of investments .................................        2,781,293
  Accumulated net realized loss ..........................................         (615,996)
  Paid-in capital ........................................................       12,225,477
                                                                                -----------
                                                                                $14,386,258
                                                                                ===========
Net Asset Value and redemption price per share of Class A shares
  ($1,924,170 / 229,560 shares)                                                       $8.38
                                                                                      =====
Maximum Offering Price per share of Class A shares ($8.38 / .955) ........            $8.77
                                                                                      =====
Net Asset Value and offering price per share of
  Class B shares ($679,721 / 81,507 shares)*                                          $8.34
                                                                                      =====
Net Asset Value and offering price per share of
  Class C shares ($595,937 / 71,441 shares)*                                          $8.34
                                                                                      =====
Net Asset Value, offering price and redemption price per share of Class S
  shares ($11,186,430 / 1,332,337 shares) ................................            $8.40
                                                                                      =====

-------------------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended December 31, 1998 (Unaudited)

INVESTMENT INCOME
Dividends .......................................................  $   35,445
Interest ........................................................      18,843
                                                                   ----------
                                                                       54,288
EXPENSES
Custodian fee ...................................................      46,234
Management fee (Note 2) .........................................      34,426
Reports to shareholders .........................................      14,840
Amortization of organization costs (Note 1) .....................       9,357
Trustees' fees (Note 2) .........................................       7,472
Audit fee .......................................................       4,324
Legal fees ......................................................       3,824
Service fee - Class A (Note 5) ..................................       1,296
Distribution and service fees - Class B (Note 5) ................       2,825
Distribution and service fees - Class C (Note 5) ................       2,624
Transfer agent and shareholder services (Note 2) ................         467
                                                                   ----------
                                                                      127,689
Fees paid indirectly (Note 2) ...................................        (286)
Expenses borne by the Distributor (Note 3) ......................     (65,489)
                                                                   ----------
                                                                       61,914
                                                                   ----------
Net investment loss .............................................      (7,626)
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ................    (515,064)
Net unrealized appreciation of investments ......................   2,180,735
                                                                   ----------
Net gain on investments .........................................   1,665,671
                                                                   ----------
Net increase in net assets resulting from operations ............  $1,658,045
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                MARCH 27, 1998
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)         SIX MONTHS ENDED
                                                                      TO             DECEMBER 31, 1998
                                                                JUNE 30, 1998           (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss) ................................        $    7,666             $    (7,626)
Net realized loss on investments ............................          (100,932)               (515,064)
Net unrealized appreciation of investments ..................           600,558               2,180,735
                                                                     ----------             -----------
Net increase resulting from operations                                  507,292               1,658,045
                                                                     ----------             -----------
Dividend from net investment income:
  Class A ...................................................                --                  (1,374)
  Class S ...................................................                --                 (10,314)
                                                                     ----------             -----------
                                                                             --                 (11,688)
                                                                     ----------             -----------
Net increase from Fund share
  transactions (Note 6) .....................................         9,414,453               2,818,156
                                                                     ----------             -----------
Total increase in net assets ................................         9,921,745               4,464,513
NET ASSETS
Beginning of period .........................................                --               9,921,745
                                                                     ----------             -----------
End of period (including undistributed (overdistributed) net
  investment income of $14,798 and $(4,516), respectively ...        $9,921,745             $14,386,258
                                                                     ==========             ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
December 31, 1998

NOTE 1

State Street Research Athletes Fund (the "Fund"), is a series of State Street Research Equity Trust (the "Trust"), which was organized as a Massachusetts business trust in March, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1998. The Trust presently consists presently of four separate funds: State Street Research Athletes Fund, State Street Research Alpha Fund, State Street Research Global Resources Fund and State Street Research Argo Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests at least 65% of total assets in stocks and convertible securities of large-size companies. The Fund is intended primarily for professional athletes and associated persons.

The Fund offers four classes of shares. Until December 31, 1998 Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Effective January 1, 1999, the Fund began offering Class B(1) shares which are subject to a contingent deferred sales charge on certain redemptions made within six years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From March 27, 1998 (commencement of operations) to June 30, 1998, the Fund incurred net capital losses of approximately $92,000 and intends to defer and treat such losses as arising in the fiscal year ended June 30, 1999.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended December 31, 1998, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 1998, the fees pursuant to such agreement amounted to $34,426.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended December 31, 1998, the amount of such expenses was $139.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended December 31, 1998 the Fund's transfer agent fees were reduced by $286 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,472 during the six months ended December 31, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended December 31, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $65,489.

NOTE 4

For the six months ended December 31, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $10,549,425 and $7,493,296, respectively.

NOTE 5

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1
(the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 1998, fees pursuant to such plan amounted to $1,296, $2,825 and $2,624 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $73 and $608, respectively, on sales of Class A shares of the Fund during the six months ended December 31, 1998, and that MetLife Securities, Inc. earned commissions aggregating $100 on sales of Class B shares during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At December 31, 1998, the Adviser owned one share of each of Class A, Class B, Class C and Class S and Metropolitan owned 71,428 shares of each of Class A, Class B and Class C and 440,476 Class S shares of the Fund.

Share transactions were as follows:

                                            MARCH 27, 1998
                                           (COMMENCEMENT OF                   SIX MONTHS ENDED
                                            OPERATIONS) TO                    DECEMBER 31, 1998
                                             JUNE 30, 1998                       (UNAUDITED)
                                   ---------------------------------  ---------------------------------
CLASS A                                SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................         108,371         $ 765,934          121,143          $ 930,427
Issued upon reinvestment of
  dividend ...................            --                --                106                842
Shares repurchased ...........            --                --                (60)              (447)
                                     ---------         ---------        ---------          ---------
Net increase .................         108,371         $ 765,934          121,189          $ 930,822
                                     =========         =========        =========          =========

CLASS B                                SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................          72,159         $ 505,082            9,348          $  69,731
                                     ---------         ---------        ---------          ---------
Net increase .................          72,159         $ 505,082            9,348          $  69,731
                                     =========         =========        =========          =========

CLASS C                                SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................          71,441         $ 500,082             --            $    --
                                     ---------         ---------        ---------          ---------
Net increase .................          71,441         $ 500,082             --            $    --
                                     =========         =========        =========          =========

CLASS S                                SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................       1,121,958         $7,824,978         362,196          $2,721,678
Shares repurchased ...........         (26,084)         (181,623)        (125,733)          (904,075)
                                     ---------         ---------        ---------          ---------
Net increase .................       1,095,874         $7,643,355         236,463          $1,817,603
                                     =========         =========        =========          =========

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                              CLASS A                              CLASS B
                                                ------------------------------------  ---------------------------------------
                                                  MARCH 27, 1998                        MARCH 27, 1998
                                                 (COMMENCEMENT OF  SIX MONTHS ENDED    (COMMENCEMENT OF     SIX MONTHS ENDED
                                                  OPERATIONS) TO   DECEMBER 31, 1998     OPERATIONS) TO     DECEMBER 31, 1998
                                                 JUNE 30, 1998(a)   (UNAUDITED)(a)     JUNE 30, 1998(a)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                7.00             7.36                 7.00                7.34
                                                       -----            -----                -----               -----
  Net investment income (loss) ($)*                     0.00            (0.01)               (0.01)              (0.02)
  Net realized and unrealized gain on investments($)    0.36             1.04                 0.35                1.02
                                                       -----            -----                -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)                    0.36             1.03                 0.34                1.00
                                                       -----            -----                -----               -----
  Dividend from net investment income ($)               --              (0.01)                --                  --
                                                       -----            -----                -----               -----
TOTAL DISTRIBUTIONS ($)                                 --              (0.01)                --                  --
                                                       -----            -----                -----               -----
NET ASSET VALUE, END OF PERIOD ($)                      7.36             8.38                 7.34                8.34
                                                       =====            =====                =====               =====
Total return(b) (%)                                     5.14(c)         13.95(c)              4.86(c)            13.62(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                797            1,924                  530                 680
Ratio of operating expenses to average
  net assets (%)*                                       1.25(d)          1.26(d)              2.00(d)             2.01(d)
Ratio of net investment income (loss) to
  average net assets (%)*                               0.25(d)         (0.31)(d)             0.44(d)            (1.01)(d)
Portfolio turnover rate (%)                            30.76            75.45                30.76               75.45

*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)                0.07             0.04                 0.07                0.04

                                                               CLASS C                               CLASS S
                                                ------------------------------------  ---------------------------------------
                                                  MARCH 27, 1998                        MARCH 27, 1998
                                                 (COMMENCEMENT OF  SIX MONTHS ENDED    (COMMENCEMENT OF     SIX MONTHS ENDED
                                                  OPERATIONS) TO   DECEMBER 31, 1998     OPERATIONS) TO     DECEMBER 31, 1998
                                                 JUNE 30, 1998(a)   (UNAUDITED)(a)     JUNE 30, 1998(a)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                7.00             7.34                 7.00                7.36
                                                       -----            -----                -----               -----
  Net investment income (loss) ($)*                    (0.01)           (0.04)                0.01               (0.00)
  Net realized and unrealized gain on investments($)    0.35             1.04                 0.35                1.05
                                                       -----            -----                -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)                    0.34             1.00                 0.36                1.05
                                                       -----            -----                -----               -----
  Dividend from net investment income ($)               --               --                   --                 (0.01)
                                                       -----            -----                -----               -----
TOTAL DISTRIBUTIONS ($)                                 --               --                   --                 (0.01)
                                                       -----            -----                -----               -----
NET ASSET VALUE, END OF PERIOD ($)                      7.34             8.34                 7.36                8.40
                                                       =====            =====                =====               =====
Total return (b) (%)                                    4.86(c)         13.62(c)              5.14(c)            14.25(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                525              596                8,070               11,186
Ratio of operating expenses to average
  net assets (%)*                                       2.00(d)          2.01(d)              1.00(d)             1.01(d)
                                                       (0.43)(d)        (1.00)(d)             0.46(d)            (0.01)(d)
Ratio of net investment income (loss) to
  average net assets (%)*
Portfolio turnover rate (%)                            30.76            75.45                30.76               75.45

*Reflects voluntary reduction of expenses
 per share of these amounts (Note 3) ($)                0.07             0.04                 0.06                0.04

-----------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH ATHLETES FUND

-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EQUITY TRUST
-------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
ATHLETES FUND                              Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       BARTLETT R. GEER                       Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President
DISTRIBUTOR                                F. GARDNER JACKSON, JR.                PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       THOMAS P. MOORE, JR.                   Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       BRIAN P. O'DELL                        State University
State Street Research                      Vice President
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              DANIEL J. RICE III                     Former Vice Chairman of the
Boston, MA 02266-8408                      Vice President                         Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           JAMES M. WEISS
CUSTODIAN                                  Vice President                         EDWARD M. LAMONT
State Street Bank and                                                             Formerly in banking
Trust Company                              JOHN T. WILSON                         (with an affiliate of
225 Franklin Street                        Vice President                         J.P. Morgan & Co. in New York);
Boston, MA 02110                                                                  presently engaged in private
                                           PETER A. ZUGER                         investments and civic affairs
LEGAL COUNSEL                              Vice President
Goodwin, Procter & Hoar LLP                                                       ROBERT A. LAWRENCE
Exchange Place                             GERARD P. MAUS                         Former Partner, Saltonstall & Co.
Boston, MA 02109                           Treasurer
                                                                                  DEAN O. MORTON
                                           JOSEPH W. CANAVAN                      Former Executive Vice President,
                                           Assistant Treasurer                    Chief Operating Officer and
                                                                                  Director, Hewlett-Packard
                                           DOUGLAS A. ROMICH                      Company
                                           Assistant Treasurer
                                                                                  TOBY ROSENBLATT
                                           FRANCIS J. MCNAMARA, III               President,
                                           Secretary and General Counsel          The Glen Ellen Company
                                                                                  Vice President,
                                           DARMAN A. WING                         Founders Investments Ltd.
                                           Assistant Secretary and
                                           Assistant General Counsel              MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                           AMY L. SIMMONS                         Management, Sloan School of
                                           Assistant Secretary                    Management, Massachusetts
                                                                                  Institute of Technology

                                                            -------------------
STATE STREET RESEARCH ATHLETES FUND                             Bulk Rate
One Financial Center                                          U.S. Postage
Boston, MA 02111                                                  PAID
                                                               PermiT #20
                                                            Holliston, Ma 01746
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032 or
  [hearing-impaired 1-800-676-7876]

Write us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

E-mail us at:
    info@ssrfunds.com


[Graphic Omitted]   STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used as supplemental sales literature, this publication must be preceded or accompanied by a current State Street Research Athletes Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after March 31, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0200)SSR-LD                                   AT-472F-0299